Quarterly Holdings Report
for
Fidelity ZERO® International Index Fund
January 31, 2025
IID-NPRT1-0425
1.9891456.106
Common Stocks - 97.0%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Vista Energy SAB de CV ADR (b)	12,678	683,978
AUSTRALIA - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	661,757	1,615,608
Interactive Media & Services - 0.1%
CAR Group Ltd	62,629	1,560,678
REA Group Ltd	8,533	1,308,777
SEEK Ltd	58,033	815,930
		3,685,385
TOTAL COMMUNICATION SERVICES		5,300,993

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	186,455	8,782,852
Diversified Consumer Services - 0.0%
IDP Education Ltd (c)	44,759	366,718
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	103,459	4,810,807
Lottery Corp/The	361,405	1,123,547
		5,934,354
Specialty Retail - 0.0%
JB Hi-Fi Ltd	17,797	1,110,379
TOTAL CONSUMER DISCRETIONARY		16,194,303

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	133,719	887,091
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	220,171	2,653,935
Endeavour Group Ltd/Australia	252,915	659,726
Metcash Ltd	178,499	348,728
Woolworths Group Ltd	200,840	3,776,097
		7,438,486
TOTAL CONSUMER STAPLES		8,325,577

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Ampol Ltd	40,098	719,515
Santos Ltd	535,850	2,320,207
Whitehaven Coal Ltd	135,637	509,691
Woodside Energy Group Ltd	312,266	4,759,181
		8,308,594
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	488,886	9,231,920
Bank of Queensland Ltd	108,699	468,240
Bendigo & Adelaide Bank Ltd	92,327	774,793
Commonwealth Bank of Australia	274,952	27,132,884
National Australia Bank Ltd	505,045	12,445,143
Westpac Banking Corp	564,821	11,719,381
		61,772,361
Capital Markets - 0.2%
ASX Ltd	32,154	1,260,742
Macquarie Group Ltd	58,259	8,618,404
Magellan Financial Group Ltd warrants 4/16/2027 (b)	1,938	125
		9,879,271
Financial Services - 0.0%
AMP Ltd	426,807	470,260
Challenger Ltd	83,807	325,510
Washington H Soul Pattinson & Co Ltd	40,847	861,855
		1,657,625
Insurance - 0.2%
Insurance Australia Group Ltd	390,021	2,211,909
Medibank Pvt Ltd	449,134	1,107,437
QBE Insurance Group Ltd	247,819	3,198,788
Steadfast Group Ltd	182,134	654,304
Suncorp Group Ltd	209,599	2,687,276
		9,859,714
TOTAL FINANCIALS		83,168,971

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Ansell Ltd	23,906	519,765
Cochlear Ltd	10,690	2,104,024
		2,623,789
Health Care Providers & Services - 0.1%
EBOS Group Ltd	26,922	603,269
Ramsay Health Care Ltd	30,096	625,204
Sonic Healthcare Ltd	79,755	1,401,116
		2,629,589
Health Care Technology - 0.0%
Pro Medicus Ltd	8,949	1,531,495
TOTAL HEALTH CARE		6,784,873

Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	229,303	2,802,196
Cleanaway Waste Management Ltd	364,338	623,848
		3,426,044
Construction & Engineering - 0.0%
Worley Ltd	81,756	726,454
Ground Transportation - 0.0%
Aurizon Holdings Ltd	307,095	621,505
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	127,432	738,451
Professional Services - 0.1%
ALS Ltd	80,251	809,070
Computershare Ltd	91,392	1,986,684
		2,795,754
Trading Companies & Distributors - 0.0%
Reece Ltd	38,184	559,397
SGH Ltd	32,689	964,430
		1,523,827
Transportation Infrastructure - 0.1%
Atlas Arteria Ltd unit	170,725	533,081
Qube Holdings Ltd	298,585	766,265
Transurban Group unit	510,563	4,205,549
		5,504,895
TOTAL INDUSTRIALS		15,336,930

Information Technology - 0.1%
IT Services - 0.0%
NEXTDC Ltd (b)	104,187	947,474
Software - 0.1%
Technology One Ltd	49,114	933,816
WiseTech Global Ltd	30,792	2,331,039
		3,264,855
TOTAL INFORMATION TECHNOLOGY		4,212,329

Materials - 1.2%
Chemicals - 0.0%
Incitec Pivot Ltd	280,681	518,484
Orica Ltd	80,551	873,175
		1,391,659
Containers & Packaging - 0.0%
Orora Ltd	212,011	308,568
Metals & Mining - 1.2%
BHP Group Ltd	833,563	20,472,047
BlueScope Steel Ltd	71,556	934,399
Evolution Mining Ltd	326,463	1,134,489
Fortescue Ltd	278,614	3,262,953
Glencore PLC	1,624,775	7,019,759
IGO Ltd	111,097	334,065
Iluka Resources Ltd	72,332	195,398
Lynas Rare Earths Ltd (b)	144,045	558,323
Mineral Resources Ltd	28,845	615,364
Northern Star Resources Ltd	188,162	1,991,455
Pilbara Minerals Ltd (b)	459,065	643,865
Rio Tinto Ltd	61,062	4,397,743
Rio Tinto PLC	174,997	10,538,655
South32 Ltd	745,840	1,531,470
		53,629,985
TOTAL MATERIALS		55,330,212

Real Estate - 0.3%
Diversified REITs - 0.1%
Charter Hall Group unit	77,752	747,587
GPT Group/The unit	314,700	893,385
Mirvac Group unit	643,483	778,436
Stockland unit	391,529	1,240,366
		3,659,774
Industrial REITs - 0.1%
Goodman Group unit	313,928	7,000,646
Office REITs - 0.0%
Dexus unit	178,295	795,249
Real Estate Management & Development - 0.0%
Lendlease Group unit	107,467	428,119
Retail REITs - 0.1%
Scentre Group unit	852,853	1,930,068
Vicinity Ltd unit	639,149	866,221
		2,796,289
TOTAL REAL ESTATE		14,680,077

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	281,405	1,814,887
Gas Utilities - 0.0%
Apa Group unit	210,982	889,761
Multi-Utilities - 0.0%
AGL Energy Ltd	98,936	703,759
TOTAL UTILITIES		3,408,407

TOTAL AUSTRALIA		221,051,266
AUSTRIA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	23,336	965,446
Financials - 0.2%
Banks - 0.2%
BAWAG Group AG (d)(e)	12,899	1,171,544
Erste Group Bank AG	54,611	3,367,481
Raiffeisen Bank International AG	20,859	475,195
		5,014,220
Insurance - 0.0%
UNIQA Insurance Group AG	19,792	167,954
TOTAL FINANCIALS		5,182,174

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
DO & Co AG (b)	1,258	252,135
Machinery - 0.0%
ANDRITZ AG	11,897	676,339
TOTAL INDUSTRIALS		928,474

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ams-OSRAM AG (b)	15,392	115,227
Materials - 0.0%
Construction Materials - 0.0%
Wienerberger AG	17,808	522,076
Metals & Mining - 0.0%
voestalpine AG	16,776	352,245
Paper & Forest Products - 0.0%
Mondi PLC	71,968	1,126,568
TOTAL MATERIALS		2,000,889

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CA Immobilien Anlagen AG (c)	7,049	174,479
IMMOFINANZ AG (b)(f)	7,756	0
		174,479
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	13,755	1,057,365
TOTAL AUSTRIA		10,424,054
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	3,539	596,229
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	147,723	7,279,257
Food Products - 0.0%
Lotus Bakeries NV	66	705,224
TOTAL CONSUMER STAPLES		7,984,481

Financials - 0.1%
Banks - 0.1%
KBC Group NV	43,199	3,331,521
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	14,349	1,000,316
Sofina SA	2,565	642,881
		1,643,197
Insurance - 0.0%
Ageas SA/NV	27,754	1,434,417
TOTAL FINANCIALS		6,409,135

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	19,807	3,867,093
Industrials - 0.0%
Construction & Engineering - 0.0%
Ackermans & van Haaren NV	3,614	703,343
Materials - 0.0%
Chemicals - 0.0%
Solvay SA Class A	12,218	374,418
Syensqo SA	11,793	935,906
Umicore SA	31,355	315,648
		1,625,972
Real Estate - 0.0%
Health Care REITs - 0.0%
Aedifica SA	7,941	479,863
Cofinimmo SA	6,317	356,825
		836,688
Industrial REITs - 0.0%
Warehouses De Pauw CVA	28,932	624,292
TOTAL REAL ESTATE		1,460,980

Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	5,558	376,223
TOTAL BELGIUM		23,023,456
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	63,600	564,494
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	124,100	331,483
TOTAL COMMUNICATION SERVICES		895,977

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Magazine Luiza SA (b)	54,189	69,173
Specialty Retail - 0.0%
Lojas Renner SA	170,324	397,827
Vibra Energia SA	168,800	486,986
		884,813
TOTAL CONSUMER DISCRETIONARY		953,986

Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	727,800	1,382,360
Consumer Staples Distribution & Retail - 0.0%
Atacadao SA	90,700	96,069
Raia Drogasil SA	180,692	652,081
Sendas Distribuidora S/A	225,700	260,302
		1,008,452
Food Products - 0.0%
BRF SA	83,300	312,016
Personal Care Products - 0.0%
Natura & Co Holding SA	133,688	288,694
TOTAL CONSUMER STAPLES		2,991,522

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Brava Energia	64,795	248,689
Cosan SA	183,800	243,429
Petroleo Brasileiro SA	722,400	4,658,971
Petroleo Brasileiro SA	615,900	4,389,462
PRIO SA/Brazil (b)	139,200	976,345
Ultrapar Participacoes SA	118,100	334,250
		10,851,146
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	250,859	473,039
Banco Bradesco SA	864,679	1,788,823
Banco do Brasil SA	473,400	2,242,231
Itau Unibanco Holding SA	792,250	4,583,461
Itausa SA	954,369	1,556,307
NU Holdings Ltd/Cayman Islands Class A (b)	536,899	7,108,543
		17,752,404
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	902,500	1,728,078
Banco BTG Pactual SA unit	165,600	922,920
XP Inc depository receipt	61,571	840,747
		3,491,745
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (b)(c)	30,319	225,876
StoneCo Ltd Class A (b)	49,123	450,458
		676,334
Insurance - 0.0%
BB Seguridade Participacoes SA	107,400	708,276
Caixa Seguridade Participacoes S/A	86,600	217,535
		925,811
TOTAL FINANCIALS		22,846,294

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	785,300	325,190
Rede D'Or Sao Luiz SA (d)(e)	179,405	858,030
		1,183,220
Pharmaceuticals - 0.0%
Hypera SA	66,400	207,697
TOTAL HEALTH CARE		1,390,917

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	114,400	1,168,655
Electrical Equipment - 0.1%
WEG SA	239,700	2,257,525
Ground Transportation - 0.0%
Localiza Rent a Car SA	142,631	753,419
Rumo SA	196,500	618,681
		1,372,100
Transportation Infrastructure - 0.0%
CCR SA	171,500	329,557
Santos Brasil Participacoes SA	70,900	159,899
		489,456
TOTAL INDUSTRIALS		5,287,736

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	83,700	487,816
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	27,012	809,021
Containers & Packaging - 0.0%
Klabin SA unit	156,750	601,889
Metals & Mining - 0.3%
Bradespar SA	44,609	127,093
Cia Siderurgica Nacional SA	94,900	147,610
Gerdau SA	229,800	677,126
Metalurgica Gerdau SA	107,700	177,287
Vale SA	589,543	5,464,625
Wheaton Precious Metals Corp	74,632	4,656,573
		11,250,314
Paper & Forest Products - 0.0%
Suzano SA	113,253	1,208,681
TOTAL MATERIALS		13,869,905

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Allos SA	65,800	213,927
Multiplan Empreendimentos Imobiliarios SA	49,600	190,114
		404,041
Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	155,951	963,078
Centrais Eletricas Brasileiras SA Series B	29,529	200,598
Cia Energetica de Minas Gerais	311,854	584,855
Cia Paranaense de Energia - Copel	130,900	194,198
Cia Paranaense de Energia - Copel Series B	180,200	299,097
Energisa S/A unit	45,300	307,423
Equatorial Energia SA	167,725	865,309
Equatorial Energia SA rights 2/13/2025 (b)	574	466
Transmissora Alianca de Energia Eletrica S/A unit	36,600	209,866
		3,624,890
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (b)	268,800	542,747
Engie Brasil Energia SA	38,550	242,749
		785,496
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	75,400	1,220,143
Cia De Sanena Do Parana unit	41,100	180,391
		1,400,534
TOTAL UTILITIES		5,810,920

TOTAL BRAZIL		65,790,260
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd	17,151	698,903
CANADA - 7.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	49,830	1,186,649
Quebecor Inc Class B	26,320	584,225
TELUS Corp	81,504	1,182,168
		2,953,042
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	63,027	1,731,199
TOTAL COMMUNICATION SERVICES		4,684,241

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Magna International Inc	44,568	1,766,958
Broadline Retail - 0.1%
Canadian Tire Corp Ltd Class A	8,614	969,775
Dollarama Inc	45,994	4,352,397
		5,322,172
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	53,303	3,277,363
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	23,672	1,220,777
TOTAL CONSUMER DISCRETIONARY		11,587,270

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	127,887	6,753,588
Empire Co Ltd Class A	23,225	682,999
George Weston Ltd	8,860	1,369,525
Loblaw Cos Ltd	23,438	2,934,769
Metro Inc/CN	33,164	2,072,194
		13,813,075
Food Products - 0.0%
Saputo Inc	39,627	658,473
TOTAL CONSUMER STAPLES		14,471,548

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
ARC Resources Ltd	98,277	1,683,087
Cameco Corp	71,577	3,539,573
Canadian Natural Resources Ltd	347,369	10,552,407
Cenovus Energy Inc	210,526	3,044,866
Enbridge Inc	357,648	15,466,459
Gibson Energy Inc	26,461	446,433
Imperial Oil Ltd	26,780	1,781,280
Keyera Corp	37,094	1,052,573
MEG Energy Corp	43,917	720,090
Parkland Corp	23,111	514,426
Pembina Pipeline Corp	94,893	3,425,250
South Bow Corp	34,283	820,424
Suncor Energy Inc	206,609	7,752,013
TC Energy Corp	170,531	7,684,367
Tourmaline Oil Corp	57,498	2,619,426
Veren Inc	101,067	509,038
Whitecap Resources Inc	97,397	641,338
		62,253,050
Financials - 2.9%
Banks - 1.8%
Bank of Montreal	119,842	11,864,222
Bank of Nova Scotia/The	204,365	10,456,243
Canadian Imperial Bank of Commerce	155,070	9,768,231
National Bank of Canada	55,906	4,961,857
Royal Bank of Canada	232,249	28,313,812
Toronto Dominion Bank	287,228	16,385,642
		81,750,007
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	61,202	3,662,813
Brookfield Corp Class A	235,626	14,406,528
Onex Corp Subordinate Voting Shares	9,779	750,036
TMX Group Ltd	45,704	1,414,502
		20,233,879
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	3,492	4,700,354
Great-West Lifeco Inc	44,110	1,426,173
iA Financial Corp Inc	15,460	1,427,658
Intact Financial Corp	29,300	5,204,386
Manulife Financial Corp	287,727	8,603,995
Power Corp of Canada Subordinate Voting Shares	88,949	2,695,981
Sun Life Financial Inc	94,605	5,455,565
		29,514,112
TOTAL FINANCIALS		131,497,998

Industrials - 0.8%
Aerospace & Defense - 0.0%
Bombardier Inc Class B (b)	14,223	832,330
CAE Inc (b)	52,129	1,229,202
		2,061,532
Commercial Services & Supplies - 0.0%
Element Fleet Management Corp	66,069	1,297,877
Construction & Engineering - 0.1%
AtkinsRealis Group Inc	28,765	1,441,268
Stantec Inc	18,812	1,455,799
WSP Global Inc	21,420	3,634,923
		6,531,990
Ground Transportation - 0.6%
Canadian National Railway Co	90,958	9,501,664
Canadian Pacific Kansas City Ltd	153,390	12,190,144
TFI International Inc	13,127	1,730,034
		23,421,842
Passenger Airlines - 0.0%
Air Canada (b)	54,750	738,740
Professional Services - 0.1%
Thomson Reuters Corp	22,111	3,715,670
Trading Companies & Distributors - 0.0%
Finning International Inc	23,010	574,557
Toromont Industries Ltd	13,574	1,082,390
		1,656,947
TOTAL INDUSTRIALS		39,424,598

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (b)	19,131	2,361,905
IT Services - 0.6%
CGI Inc Class A	33,554	3,955,556
Shopify Inc Class A (b)	199,282	23,256,766
		27,212,322
Software - 0.3%
Constellation Software Inc/Canada	3,239	10,592,790
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	2,626	0
Descartes Systems Group Inc/The (b)	14,108	1,633,047
Open Text Corp	43,378	1,276,254
		13,502,091
TOTAL INFORMATION TECHNOLOGY		43,076,318

Materials - 0.7%
Chemicals - 0.1%
Methanex Corp	11,065	577,023
Nutrien Ltd	80,846	4,172,607
		4,749,630
Containers & Packaging - 0.0%
CCL Industries Inc Class B	24,217	1,202,893
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	82,397	7,658,299
Alamos Gold Inc Class A	69,206	1,447,119
B2Gold Corp	212,808	513,955
Barrick Gold Corp	286,623	4,685,838
Franco-Nevada Corp	31,649	4,302,400
Kinross Gold Corp	202,253	2,278,103
Pan American Silver Corp	59,850	1,388,202
Teck Resources Ltd Class B	74,515	3,043,971
		25,317,887
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	9,441	818,564
TOTAL MATERIALS		32,088,974

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares	6,973	992,153
FirstService Corp Subordinate Voting Shares	6,827	1,241,576
		2,233,729
Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	48,212	1,831,814
Fortis Inc/Canada	81,627	3,476,596
Hydro One Ltd (d)(e)	52,429	1,631,293
		6,939,703
Gas Utilities - 0.0%
AltaGas Ltd	48,214	1,112,669
Brookfield Infrastructure Corp	19,728	823,544
		1,936,213
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp	22,388	596,459
Northland Power Inc	41,724	488,337
		1,084,796
Multi-Utilities - 0.0%
Algonquin Power & Utilities Corp	127,570	567,914
Canadian Utilities Ltd Class A	20,712	483,829
		1,051,743
TOTAL UTILITIES		11,012,455

TOTAL CANADA		352,330,181
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	130,031	493,134
Specialty Retail - 0.0%
Empresas Copec SA	56,902	380,662
TOTAL CONSUMER DISCRETIONARY		873,796

Consumer Staples - 0.0%
Beverages - 0.0%
Embotelladora Andina SA Class B	61,152	204,484
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	200,694	511,505
TOTAL CONSUMER STAPLES		715,989

Financials - 0.0%
Banks - 0.0%
Banco de Chile	7,529,774	932,989
Banco de Credito e Inversiones SA	12,270	375,330
Banco Santander Chile	10,153,044	524,783
		1,833,102
Industrials - 0.0%
Marine Transportation - 0.0%
Cia Sud Americana DE Vapores SA	2,297,590	128,125
Passenger Airlines - 0.0%
Latam Airlines Group SA	30,390,600	460,398
TOTAL INDUSTRIALS		588,523

Materials - 0.2%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	23,701	936,297
Metals & Mining - 0.1%
Antofagasta PLC	56,958	1,218,234
Lundin Mining Corp	105,843	836,053
		2,054,287
Paper & Forest Products - 0.0%
Empresas Cmpc SA	168,974	288,370
TOTAL MATERIALS		3,278,954

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	3,337,237	300,280
Enel Chile SA	3,706,444	220,293
		520,573
TOTAL CHILE		7,810,937
CHINA - 6.6%
Communication Services - 1.5%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	7,664,000	1,101,616
Entertainment - 0.2%
iQIYI Inc Class A ADR (b)	73,094	158,614
Kingsoft Corp Ltd	150,200	753,708
Netease Inc	286,070	5,880,227
Tencent Music Entertainment Group Class A ADR	109,233	1,308,611
		8,101,160
Interactive Media & Services - 1.3%
Autohome Inc Class A ADR	10,977	307,576
Baidu Inc A Shares (b)	375,878	4,249,857
Bilibili Inc Z Shares (b)	45,455	762,310
Kanzhun Ltd ADR (b)	54,701	788,241
Kuaishou Technology B Shares (b)(d)(e)	459,900	2,484,861
Tencent Holdings Ltd	1,019,900	53,662,261
		62,255,106
TOTAL COMMUNICATION SERVICES		71,457,882

Consumer Discretionary - 2.4%
Automobile Components - 0.0%
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	100,000	673,776
Automobiles - 0.3%
Brilliance China Automotive Holdings Ltd	434,000	211,099
BYD Co Ltd H Shares	165,707	5,823,005
Geely Automobile Holdings Ltd	830,000	1,523,249
Great Wall Motor Co Ltd H Shares	383,500	623,097
Li Auto Inc A Shares (b)	209,132	2,461,468
XPeng Inc A Shares (b)	216,914	1,648,515
Yadea Group Holdings Ltd (d)(e)	196,478	324,778
		12,615,211
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	2,642,140	32,409,770
JD.com Inc A Shares	476,126	9,684,793
PDD Holdings Inc Class A ADR (b)	118,671	13,280,472
Prosus NV Class N	228,829	8,740,705
Vipshop Holdings Ltd Class A ADR	60,371	867,531
		64,983,271
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	202,140	984,648
TAL Education Group Class A ADR (b)	91,980	1,124,915
		2,109,563
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd	277,540	898,523
Haidilao International Holding Ltd (d)(e)	251,000	467,088
Meituan B Shares (b)(d)(e)	904,190	17,209,048
Tongcheng Travel Holdings Ltd (d)	190,400	477,961
Trip.com Group Ltd (b)	87,796	6,166,277
		25,218,897
Household Durables - 0.0%
Haier Smart Home Co Ltd H Shares	382,200	1,264,149
Specialty Retail - 0.0%
Chow Tai Fook Jewellery Group Ltd	366,000	329,273
Pop Mart International Group Ltd (d)(e)	100,800	1,216,032
Topsports International Holdings Ltd (d)(e)	468,000	172,379
		1,717,684
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	196,000	2,076,490
Li Ning Co Ltd	383,000	787,441
Shenzhou International Group Holdings Ltd	131,300	988,301
		3,852,232
TOTAL CONSUMER DISCRETIONARY		112,434,783

Consumer Staples - 0.2%
Beverages - 0.1%
China Resources Beer Holdings Co Ltd	257,500	780,675
Nongfu Spring Co Ltd H Shares (c)(d)(e)	295,000	1,383,777
Tsingtao Brewery Co Ltd H Shares	102,000	625,727
		2,790,179
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)(c)	942,000	436,430
JD Health International Inc (b)(d)(e)	172,000	707,478
		1,143,908
Food Products - 0.1%
China Feihe Ltd (d)(e)	648,000	443,260
China Mengniu Dairy Co Ltd	486,000	965,526
Tingyi Cayman Islands Holding Corp	296,000	450,540
Want Want China Holdings Ltd	713,000	433,735
Wilmar International Ltd	430,300	983,693
		3,276,754
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (d)(e)	72,600	539,476
Hengan International Group Co Ltd	103,000	281,561
		821,037
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	305,000	491,639
TOTAL CONSUMER STAPLES		8,523,517

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	280,000	251,903
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	349,000	400,424
China Petroleum & Chemical Corp H Shares	3,974,000	2,182,872
China Shenhua Energy Co Ltd H Shares	556,000	2,237,015
PetroChina Co Ltd H Shares	3,470,000	2,667,552
Yankuang Energy Group Co Ltd H Shares	507,500	536,034
		8,023,897
TOTAL ENERGY		8,275,800

Financials - 1.2%
Banks - 0.9%
Agricultural Bank of China Ltd H Shares	5,050,000	2,773,906
Bank of China Ltd H Shares	13,740,000	7,088,746
Bank of Communications Co Ltd H Shares	3,512,000	2,835,057
BOC Hong Kong Holdings Ltd	588,000	1,905,440
China CITIC Bank Corp Ltd H Shares	1,473,000	1,051,076
China Construction Bank Corp H Shares	16,197,000	13,179,747
China Merchants Bank Co Ltd H Shares	543,500	2,974,919
China Minsheng Banking Corp Ltd H Shares	1,101,000	524,225
Industrial & Commercial Bank of China Ltd H Shares	12,121,000	8,229,070
Postal Savings Bank of China Co Ltd H Shares (d)(e)	1,258,000	749,127
		41,311,313
Capital Markets - 0.0%
China Galaxy Securities Co Ltd H Shares	575,500	520,704
China International Capital Corp Ltd H Shares (d)(e)	238,000	392,802
CITIC Securities Co Ltd H Shares	228,875	619,780
Huatai Securities Co Ltd H Shares (d)(e)	258,200	441,385
		1,974,671
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	17,947	716,085
Financial Services - 0.0%
Far East Horizon Ltd	255,000	187,522
Insurance - 0.3%
China Life Insurance Co Ltd H Shares	1,216,000	2,244,136
China Pacific Insurance Group Co Ltd H Shares	419,600	1,246,646
New China Life Insurance Co Ltd H Shares	139,400	434,736
People's Insurance Co Group of China Ltd/The H Shares	1,436,000	733,490
PICC Property & Casualty Co Ltd H Shares	1,136,000	1,842,816
Ping An Insurance Group Co of China Ltd H Shares	1,042,000	5,867,173
		12,368,997
TOTAL FINANCIALS		56,558,588

Health Care - 0.2%
Biotechnology - 0.2%
Akeso Inc (b)(d)(e)	104,000	812,177
Beigene Ltd H Shares (b)	133,363	2,315,760
Innovent Biologics Inc (b)(d)(e)	222,000	941,632
		4,069,569
Health Care Equipment & Supplies - 0.0%
Shandong Weigao Group Medical Polymer Co Ltd H Shares	392,800	244,999
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(d)(e)	54,200	88,201
Sinopharm Group Co Ltd H Shares	225,600	594,987
		683,188
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)	182,000	249,459
Wuxi Apptec Co Ltd H Shares (d)(e)	59,484	421,401
Wuxi Biologics Cayman Inc (b)(d)(e)	585,000	1,382,936
		2,053,796
Pharmaceuticals - 0.0%
CSPC Pharmaceutical Group Ltd	1,330,160	761,369
Hansoh Pharmaceutical Group Co Ltd (d)(e)	176,000	403,866
		1,165,235
TOTAL HEALTH CARE		8,216,787

Industrials - 0.2%
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	315,900	540,832
Building Products - 0.0%
Xinyi Glass Holdings Ltd	379,874	350,530
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	572,000	249,592
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	727,000	350,815
China State Construction International Holdings Ltd	296,000	433,825
		784,640
Ground Transportation - 0.0%
Full Truck Alliance Co Ltd ADR	121,115	1,363,755
Industrial Conglomerates - 0.0%
CITIC Ltd	1,300,000	1,461,518
Machinery - 0.2%
Airtac International Group	23,650	612,453
CRRC Corp Ltd H Shares	731,000	464,386
Weichai Power Co Ltd H Shares	320,000	554,422
Yangzijiang Shipbuildling (Holdings) Ltd	438,100	981,116
Zhuzhou CRRC Times Electric Co Ltd H Shares	76,200	293,870
		2,906,247
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd H Shares	516,500	775,555
SITC International Holdings Co Ltd	209,000	498,903
		1,274,458
Transportation Infrastructure - 0.0%
China Merchants Port Holdings Co Ltd	187,272	315,329
TOTAL INDUSTRIALS		9,246,901

Information Technology - 0.4%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	122,000	662,304
ZTE Corp H Shares	121,000	420,834
		1,083,138
Electronic Equipment, Instruments & Components - 0.0%
Aac Technologies Holdings Inc	115,000	590,357
Kingboard Holdings Ltd	103,500	263,004
Sunny Optical Technology Group Co Ltd	115,500	1,027,981
		1,881,342
IT Services - 0.0%
Chinasoft International Ltd	384,000	257,251
Semiconductors & Semiconductor Equipment - 0.0%
Daqo New Energy Corp ADR (b)(c)	7,586	135,865
GCL Technology Holdings Ltd (b)	3,377,000	533,081
Silergy Corp	56,000	646,229
Xinyi Solar Holdings Ltd	741,097	303,405
		1,618,580
Software - 0.0%
Kingdee International Software Group Co Ltd (b)	475,000	626,676
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	1,106,000	1,318,644
Xiaomi Corp B Shares (b)(d)(e)	2,351,800	11,787,362
		13,106,006
TOTAL INFORMATION TECHNOLOGY		18,572,993

Materials - 0.1%
Chemicals - 0.0%
Ganfeng Lithium Group Co Ltd H Shares (c)(d)(e)	65,720	162,953
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd H Shares	197,500	531,016
China National Building Material Co Ltd H Shares (c)	762,000	362,815
		893,831
Metals & Mining - 0.1%
Aluminum Corp of China Ltd H Shares	648,000	412,490
China Hongqiao Group Ltd	376,500	627,186
CMOC Group Ltd H Shares	603,000	442,660
Zhaojin Mining Industry Co Ltd H Shares	245,500	382,496
Zijin Mining Group Co Ltd H Shares	982,000	1,834,972
		3,699,804
TOTAL MATERIALS		4,756,588

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	605,000	959,689
China Resources Land Ltd	469,000	1,417,491
China Resources Mixc Lifestyle Services Ltd (d)(e)	96,555	364,316
Country Garden Services Holdings Co Ltd	343,000	222,742
ESR Group Ltd (d)(e)	358,000	550,423
KE Holdings Inc ADR	116,977	2,038,909
Longfor Group Holdings Ltd (d)(e)	318,946	401,962
Wharf Holdings Ltd/The	158,000	385,272
		6,340,804
Utilities - 0.1%
Gas Utilities - 0.0%
China Gas Holdings Ltd	425,200	351,427
China Resources Gas Group Ltd	147,200	499,678
ENN Energy Holdings Ltd	124,000	836,279
Kunlun Energy Co Ltd	600,000	573,673
		2,261,057
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd H Shares (d)(e)	1,855,000	597,550
China Longyuan Power Group Corp Ltd H Shares	543,000	398,614
China Power International Development Ltd	744,000	276,903
China Resources Power Holdings Co Ltd	308,000	683,048
Huaneng Power International Inc H Shares	674,000	352,920
		2,309,035
TOTAL UTILITIES		4,570,092

TOTAL CHINA		308,954,735
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	45,527	466,639
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	75,853	333,356
TOTAL COLOMBIA		799,995
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	117,979	1,267,177
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	12,462	457,318
Moneta Money Bank AS (d)(e)	41,234	233,004
		690,322
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	26,656	1,168,126
TOTAL CZECH REPUBLIC		1,858,448
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	13,512	2,593,151
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	15,475	1,620,869
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	111,993	3,348,907
Insurance - 0.0%
Tryg A/S	55,501	1,125,714
TOTAL FINANCIALS		4,474,621

Health Care - 1.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	8,133	1,062,658
Genmab A/S (b)	10,910	2,144,437
		3,207,095
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	20,268	2,334,217
Demant A/S (b)	15,055	606,946
		2,941,163
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	513,006	43,310,363
TOTAL HEALTH CARE		49,458,621

Industrials - 0.2%
Air Freight & Logistics - 0.2%
DSV A/S	32,382	6,450,956
Electrical Equipment - 0.0%
Vestas Wind Systems A/S (b)	165,085	2,270,685
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	36	52,149
AP Moller - Maersk A/S Series B	689	1,017,569
		1,069,718
Transportation Infrastructure - 0.0%
Svitzer Group A/S	2,336	68,846
TOTAL INDUSTRIALS		9,860,205

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	57,601	3,308,736
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	31,213	1,203,590
TOTAL DENMARK		72,519,793
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	222,473	129,019
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	405,569	615,258
Capital Markets - 0.0%
EFG Holding S.A.E. (b)	214,278	91,291
TOTAL FINANCIALS		706,549

Materials - 0.0%
Chemicals - 0.0%
Abou Kir Fertilizers & Chemical Industries	59,323	66,008
Misr Fertilizers Production Co SAE	60,633	49,358
		115,366
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	157,619	171,551
TOTAL EGYPT		1,122,485
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	24,420	1,052,346
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	44,140	847,130
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	69,813	884,621
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp (Sweden)	575,842	6,847,596
Insurance - 0.1%
Sampo Oyj A Shares	84,773	3,498,393
TOTAL FINANCIALS		10,345,989

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	17,856	969,536
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	65,541	3,399,612
Metso Oyj	114,556	1,140,868
Valmet Oyj (c)	24,090	658,512
Wartsila OYJ Abp	79,526	1,506,042
		6,705,034
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	869,389	4,099,559
Materials - 0.1%
Containers & Packaging - 0.0%
Huhtamaki Oyj	15,983	591,601
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	102,203	1,131,925
UPM-Kymmene Oyj	88,154	2,599,652
		3,731,577
TOTAL MATERIALS		4,323,178

Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	72,518	1,053,222
TOTAL FINLAND		30,280,615
FRANCE - 5.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	300,076	3,227,170
Entertainment - 0.0%
Vivendi SE	102,464	289,614
Media - 0.1%
Canal+ SA	102,464	233,445
Louis Hachette Group	102,464	137,037
Publicis Groupe SA	38,340	4,094,725
		4,465,207
TOTAL COMMUNICATION SERVICES		7,981,991

Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	116,566	4,053,818
Automobiles - 0.0%
Renault SA	30,631	1,577,708
Hotels, Restaurants & Leisure - 0.0%
Accor SA	29,658	1,530,976
Sodexo SA	13,273	980,382
		2,511,358
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	5,549	15,680,795
Kering SA	11,499	3,010,303
LVMH Moet Hennessy Louis Vuitton SE	41,907	30,650,973
		49,342,071
TOTAL CONSUMER DISCRETIONARY		57,484,955

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	32,180	3,678,865
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	80,066	1,140,731
Food Products - 0.2%
Danone SA	103,778	7,269,126
Personal Care Products - 0.3%
L'Oreal SA	37,797	14,023,904
TOTAL CONSUMER STAPLES		26,112,626

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	366,316	21,221,469
Financials - 0.6%
Banks - 0.4%
BNP Paribas SA	165,392	11,297,876
Credit Agricole SA	164,968	2,483,493
Societe Generale SA Series A	117,166	3,792,670
		17,574,039
Financial Services - 0.0%
Edenred SE	40,254	1,388,086
Insurance - 0.2%
AXA SA	282,043	10,699,910
TOTAL FINANCIALS		29,662,035

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	47,315	13,041,773
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	4,419	1,024,126
TOTAL HEALTH CARE		14,065,899

Industrials - 1.3%
Aerospace & Defense - 0.7%
Airbus SE	101,521	17,560,242
Safran SA	55,442	13,743,873
Thales SA	14,568	2,359,114
		33,663,229
Building Products - 0.2%
Cie de Saint-Gobain SA	82,894	7,773,254
Construction & Engineering - 0.2%
Bouygues SA	30,796	978,893
Eiffage SA	11,745	1,051,746
Vinci SA	84,311	9,123,535
		11,154,174
Electrical Equipment - 0.1%
Legrand SA	43,146	4,398,857
Professional Services - 0.1%
Bureau Veritas SA	47,814	1,495,012
Teleperformance SE	9,336	877,863
		2,372,875
Transportation Infrastructure - 0.0%
Getlink SE Series A	51,065	818,726
TOTAL INDUSTRIALS		60,181,115

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	25,586	4,649,396
Software - 0.1%
Dassault Systemes SE	107,974	4,215,503
TOTAL INFORMATION TECHNOLOGY		8,864,899

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	94,934	16,583,240
Arkema SA	10,712	855,672
		17,438,912
Real Estate - 0.0%
Retail REITs - 0.0%
Unibail-Rodamco-Westfield unit	16,377	1,373,770
Utilities - 0.1%
Multi-Utilities - 0.1%
Engie SA	287,547	4,746,794
Veolia Environnement SA	104,788	2,990,008
		7,736,802
TOTAL FRANCE		252,124,473
GERMANY - 5.3%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Deutsche Telekom AG	573,165	19,229,090
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	12,153	1,181,955
TOTAL COMMUNICATION SERVICES		20,411,045

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	17,807	1,265,599
Automobiles - 0.3%
Bayerische Motoren Werke AG	45,759	3,731,172
Mercedes-Benz Group AG	126,581	7,701,204
		11,432,376
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	35,524	1,331,853
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	27,223	7,198,667
Puma SE	17,138	537,794
		7,736,461
TOTAL CONSUMER DISCRETIONARY		21,766,289

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	17,074	1,318,920
Personal Care Products - 0.1%
Beiersdorf AG	15,866	2,122,457
TOTAL CONSUMER STAPLES		3,441,377

Financials - 1.1%
Banks - 0.0%
Commerzbank AG	163,543	3,169,240
Capital Markets - 0.3%
Barlatier SA	327,894	6,442,578
Deutsche Boerse AG	30,924	7,639,400
		14,081,978
Insurance - 0.8%
Allianz SE	64,303	20,967,039
Hannover Rueck SE	9,912	2,614,892
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,976	11,911,704
		35,493,635
TOTAL FINANCIALS		52,744,853

Health Care - 0.3%
Biotechnology - 0.0%
BioNTech SE ADR (b)	14,594	1,806,299
Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec Ag (c)	6,009	368,102
Siemens Healthineers AG (d)(e)	46,351	2,630,706
		2,998,808
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	32,616	1,620,193
Fresenius SE & Co KGaA (b)	68,174	2,614,655
		4,234,848
Pharmaceuticals - 0.1%
Bayer AG	161,618	3,616,466
Merck KGaA	21,239	3,206,081
		6,822,547
TOTAL HEALTH CARE		15,862,502

Industrials - 1.1%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	8,849	3,035,810
Rheinmetall AG	7,158	5,609,381
		8,645,191
Air Freight & Logistics - 0.1%
Deutsche Post AG	152,034	5,473,651
Electrical Equipment - 0.1%
Siemens Energy AG (b)	93,248	5,548,002
Industrial Conglomerates - 0.6%
Siemens AG	123,538	26,483,584
Machinery - 0.1%
Daimler Truck Holding AG	82,074	3,631,373
Gea Group Ag	25,325	1,341,194
Knorr-Bremse AG	10,644	844,719
		5,817,286
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	95,255	617,897
Trading Companies & Distributors - 0.0%
Brenntag SE	20,837	1,311,063
TOTAL INDUSTRIALS		53,896,674

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	214,588	7,055,334
Software - 1.0%
Nemetschek SE	9,353	1,124,555
SAP SE	167,595	46,184,868
		47,309,423
TOTAL INFORMATION TECHNOLOGY		54,364,757

Materials - 0.3%
Chemicals - 0.2%
BASF SE	146,719	7,068,587
Covestro AG	33,598	2,066,876
Symrise AG	21,865	2,238,846
		11,374,309
Construction Materials - 0.1%
Heidelberg Materials AG	22,155	3,136,112
TOTAL MATERIALS		14,510,421

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	12,326	1,018,868
Vonovia SE	135,381	4,155,745
		5,174,613
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	111,432	3,453,139
Multi-Utilities - 0.1%
E.ON SE	369,194	4,373,036
TOTAL UTILITIES		7,826,175

TOTAL GERMANY		249,998,706
GREECE - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	30,207	457,516
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	30,513	524,193
Specialty Retail - 0.0%
JUMBO SA	18,289	497,093
TOTAL CONSUMER DISCRETIONARY		1,021,286

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Motor Oil Hellas Corinth Refineries SA	11,050	244,855
Financials - 0.2%
Banks - 0.2%
Alpha Services and Holdings SA	352,053	651,552
Eurobank Ergasias Services and Holdings SA	405,881	1,015,810
National Bank of Greece SA	138,828	1,206,889
Piraeus Financial Holdings SA	166,211	752,014
		3,626,265
Industrials - 0.0%
Construction & Engineering - 0.0%
GEK TERNA SA	10,715	207,642
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	18,534	668,337
Marine Transportation - 0.0%
Star Bulk Carriers Corp	18,952	291,292
TOTAL INDUSTRIALS		1,167,271

Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	31,168	426,482
Independent Power and Renewable Electricity Producers - 0.0%
Terna Energy SA	8,677	180,030
TOTAL UTILITIES		606,512

TOTAL GREECE		7,123,705
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA depository receipt	14,872	397,828
HONG KONG - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	591,000	726,624
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	1,269,000	988,569
Financials - 0.6%
Banks - 0.0%
Hang Seng Bank Ltd	118,200	1,478,277
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	9,491	917,305
Hong Kong Exchanges & Clearing Ltd	195,853	7,665,625
		8,582,930
Insurance - 0.4%
AIA Group Ltd	1,794,200	12,613,490
Prudential PLC	440,245	3,663,693
		16,277,183
TOTAL FINANCIALS		26,338,390

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	1,632,500	590,825
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	256,998	803,129
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	34,261	1,380,052
Swire Pacific Ltd A Shares	64,000	553,600
		1,933,652
Machinery - 0.1%
Techtronic Industries Co Ltd	214,000	2,878,107
Marine Transportation - 0.0%
Orient Overseas International Ltd	21,500	287,241
TOTAL INDUSTRIALS		5,902,129

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASMPT Ltd	50,000	455,922
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	302,829	1,261,156
Hang Lung Properties Ltd	284,047	224,193
Henderson Land Development Co Ltd	212,500	589,364
Hongkong Land Holdings Ltd (Singapore)	170,039	739,912
New World Development Co Ltd (c)	215,000	115,061
Sino Land Co Ltd	613,177	587,845
Sun Hung Kai Properties Ltd	246,500	2,203,549
Swire Properties Ltd	172,800	340,637
Wharf Real Estate Investment Co Ltd	250,000	620,516
		6,682,233
Retail REITs - 0.0%
Link REIT	424,580	1,749,126
TOTAL REAL ESTATE		8,431,359

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	98,000	666,589
CLP Holdings Ltd	274,500	2,282,354
Power Assets Holdings Ltd	225,000	1,453,914
		4,402,857
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,779,393	1,363,336
TOTAL UTILITIES		5,766,193

TOTAL HONG KONG		49,200,011
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	73,333	536,566
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	39,687	2,456,858
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	23,650	612,085
TOTAL HUNGARY		3,605,509
INDIA - 3.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	439,553	8,226,873
Consumer Discretionary - 0.4%
Automobiles - 0.3%
Bajaj Auto Ltd	11,019	1,123,284
Mahindra & Mahindra Ltd	147,073	5,057,864
Maruti Suzuki India Ltd	21,688	3,074,576
Tata Motors Ltd	326,773	2,691,069
		11,946,793
Hotels, Restaurants & Leisure - 0.1%
ITC Hotels Ltd	49,022	91,637
Zomato Ltd (b)	1,236,653	3,134,106
		3,225,743
Specialty Retail - 0.0%
Trent Ltd	29,809	1,971,591
Textiles, Apparel & Luxury Goods - 0.0%
Titan Co Ltd	68,649	2,756,546
TOTAL CONSUMER DISCRETIONARY		19,900,673

Consumer Staples - 0.2%
Beverages - 0.0%
Varun Beverages Ltd	197,965	1,224,423
Personal Care Products - 0.1%
Hindustan Unilever Ltd	146,835	4,179,697
Tobacco - 0.1%
ITC Ltd	493,385	2,543,615
TOTAL CONSUMER STAPLES		7,947,735

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	322,442	968,078
Coal India Ltd	374,026	1,703,270
Indian Oil Corp Ltd	631,780	933,661
Oil & Natural Gas Corp Ltd	637,275	1,922,738
Reliance Industries Ltd	1,134,052	16,514,237
		22,041,984
Financials - 1.1%
Banks - 0.9%
Axis Bank Ltd	376,412	4,267,679
HDFC Bank Ltd	929,188	18,198,958
ICICI Bank Ltd	857,698	12,350,624
IndusInd Bank Ltd	95,389	1,088,608
Kotak Mahindra Bank Ltd	179,808	3,934,938
State Bank of India	293,787	2,613,241
Yes Bank Ltd (b)	3,044,199	673,314
		43,127,362
Consumer Finance - 0.1%
Bajaj Finance Ltd	45,790	4,154,577
Shriram Finance Ltd	232,690	1,456,688
		5,611,265
Financial Services - 0.1%
Jio Financial Services Ltd (b)	540,388	1,501,890
Power Finance Corp Ltd	240,036	1,164,540
REC Ltd	204,642	1,056,477
		3,722,907
TOTAL FINANCIALS		52,461,534

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sun Pharmaceutical Industries Ltd	173,452	3,487,421
Industrials - 0.3%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	584,549	1,964,427
Hindustan Aeronautics Ltd (d)	30,571	1,383,585
		3,348,012
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	110,809	4,549,557
Electrical Equipment - 0.0%
Suzlon Energy Ltd (b)	1,776,637	1,186,539
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	31,140	1,547,373
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	47,579	1,252,149
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	120,319	1,520,851
TOTAL INDUSTRIALS		13,404,481

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	174,030	3,455,863
Infosys Ltd	593,610	12,924,800
LTIMindtree Ltd (d)(e)	15,152	1,029,938
Tata Consultancy Services Ltd	166,475	7,882,380
Wipro Ltd	461,431	1,654,116
		26,947,097
Materials - 0.2%
Chemicals - 0.0%
Asian Paints Ltd	73,914	1,959,508
Construction Materials - 0.1%
UltraTech Cement Ltd	19,039	2,519,345
Metals & Mining - 0.1%
Hindalco Industries Ltd	239,506	1,636,895
Tata Steel Ltd	1,189,998	1,840,228
Vedanta Ltd	274,703	1,394,781
		4,871,904
TOTAL MATERIALS		9,350,757

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	106,048	908,150
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	749,346	2,603,955
Tata Power Co Ltd/The	279,906	1,173,164
		3,777,119
Gas Utilities - 0.0%
GAIL India Ltd	445,439	905,830
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (b)	58,842	674,789
Adani Power Ltd (b)	146,141	861,980
NTPC Ltd	777,453	2,897,365
		4,434,134
TOTAL UTILITIES		9,117,083

TOTAL INDIA		173,793,788
INDONESIA - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Sarana Menara Nusantara Tbk PT	3,272,600	127,102
Telkom Indonesia Persero Tbk PT	7,852,600	1,264,657
		1,391,759
Wireless Telecommunication Services - 0.0%
Indosat Tbk PT	1,317,200	186,257
TOTAL COMMUNICATION SERVICES		1,578,016

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	165,980,396	822,249
Mitra Adiperkasa Tbk PT	1,359,300	107,038
		929,287
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	2,759,300	482,439
Food Products - 0.0%
Charoen Pokphand Indonesia Tbk PT	1,216,000	345,950
Indofood CBP Sukses Makmur Tbk PT	357,300	250,318
Indofood Sukses Makmur Tbk PT	713,100	341,021
		937,289
TOTAL CONSUMER STAPLES		1,419,728

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	2,205,200	314,904
Bumi Resources Tbk PT (b)	27,606,400	199,332
United Tractors Tbk PT	242,100	369,404
		883,640
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	8,511,900	4,917,154
Bank Mandiri Persero Tbk PT	7,340,000	2,696,881
Bank Negara Indonesia Persero Tbk PT	2,488,900	724,096
Bank Rakyat Indonesia Persero Tbk PT	11,678,153	3,015,618
		11,353,749
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Mitra Keluarga Karyasehat Tbk PT (d)	901,600	133,790
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	3,090,300	238,152
TOTAL HEALTH CARE		371,942

Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	3,351,700	984,849
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	4,531,973	254,819
Construction Materials - 0.0%
Semen Indonesia Persero Tbk PT	558,360	96,108
Metals & Mining - 0.0%
Aneka Tambang Tbk	1,460,100	124,069
Bumi Resources Minerals Tbk PT (b)	12,825,900	300,083
Merdeka Copper Gold Tbk PT (b)	2,148,110	205,023
		629,175
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	392,700	162,251
TOTAL MATERIALS		1,142,353

Utilities - 0.0%
Gas Utilities - 0.0%
Perusahaan Gas Negara Tbk PT Class B	1,692,900	165,759
TOTAL INDONESIA		18,829,323
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	24,765	2,547,283
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	262,658	1,551,782
Bank of Ireland Group PLC	162,928	1,627,339
		3,179,121
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	25,352	1,770,001
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	30,413	2,907,483
TOTAL INDUSTRIALS		4,677,484

TOTAL IRELAND		10,403,888
ISRAEL - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bezeq The Israeli Telecommunication Corp Ltd	333,581	530,593
Media - 0.0%
Perion Network Ltd (b)	6,432	57,631
TOTAL COMMUNICATION SERVICES		588,224

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	16,329	977,944
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Shufersal Ltd	32,768	339,779
Food Products - 0.0%
Strauss Group Ltd	9,681	195,898
TOTAL CONSUMER STAPLES		535,677

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Delek Group Ltd	1,433	208,707
Financials - 0.3%
Banks - 0.3%
Bank Hapoalim BM	217,953	2,800,939
Bank Leumi Le-Israel BM	246,184	3,085,987
First International Bank of Israel Ltd	8,837	469,772
Israel Discount Bank Ltd Class A	200,855	1,470,807
Mizrahi Tefahot Bank Ltd	24,912	1,187,148
		9,014,653
Capital Markets - 0.0%
Plus500 Ltd	11,400	400,017
Consumer Finance - 0.0%
Isracard Ltd	29,160	134,394
Insurance - 0.0%
Clal Insurance Enterprises Holdings Ltd	10,739	281,238
Harel Insurance Investments & Financial Services Ltd	17,762	281,976
Phoenix Financial Ltd	28,633	483,846
		1,047,060
TOTAL FINANCIALS		10,596,124

Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	186,245	3,302,124
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	4,110	1,240,502
Construction & Engineering - 0.0%
Electra Ltd/Israel	343	192,691
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	7,926	230,171
Marine Transportation - 0.0%
ZIM Integrated Shipping Services Ltd (c)	15,198	270,524
TOTAL INDUSTRIALS		1,933,888

Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	9,098	2,173,421
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (Israel)	4,516	399,358
Nova Ltd (Israel) (b)	4,800	1,155,493
Tower Semiconductor Ltd (b)	18,303	859,416
		2,414,267
Software - 0.1%
Check Point Software Technologies Ltd (b)	14,111	3,076,481
JFrog Ltd (b)(c)	15,575	541,387
Nice Ltd (b)	10,274	1,719,177
Sapiens International Corp NV (Israel)	5,199	140,368
		5,477,413
TOTAL INFORMATION TECHNOLOGY		10,065,101

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	118,436	705,075
Israel Corp Ltd Class A1	792	232,692
		937,767
Real Estate - 0.1%
Diversified REITs - 0.0%
Reit 1 Ltd	33,948	180,751
Real Estate Management & Development - 0.1%
Airport City Ltd (b)	8,600	145,421
Alony Hetz Properties & Investments Ltd	27,176	245,335
Amot Investments Ltd	38,197	223,765
Azrieli Group Ltd	6,079	504,615
Big Shopping Centers Ltd (b)	2,711	424,240
Melisron Ltd	3,966	375,772
Mivne Real Estate Kd Ltd	101,750	305,429
		2,224,577
TOTAL REAL ESTATE		2,405,328

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (b)	20,021	324,049
TOTAL ISRAEL		31,874,933
ITALY - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	57,632	599,668
Telecom Italia SpA/Milano (b)	1,395,764	384,435
Telecom Italia SpA/Milano (b)	225,793	72,192
		1,056,295
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Ferrari NV (Italy)	18,150	7,844,082
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	5,596	723,339
Moncler SpA	37,579	2,388,968
Prada Spa	82,900	666,549
		3,778,856
TOTAL CONSUMER DISCRETIONARY		11,622,938

Consumer Staples - 0.0%
Beverages - 0.0%
Davide Campari-Milano NV	91,045	525,248
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	356,515	5,019,172
Financials - 1.0%
Banks - 0.8%
Banca Popolare di Sondrio SPA	73,768	683,767
Banco BPM SpA	249,369	2,204,085
BPER Banca SPA	175,018	1,197,231
FinecoBank Banca Fineco SpA	100,920	1,925,330
Intesa Sanpaolo SpA	2,573,418	11,138,606
Mediobanca Banca di Credito Finanziario SpA	97,654	1,603,678
UniCredit SpA	268,961	12,351,566
		31,104,263
Capital Markets - 0.0%
Azimut Holding SpA	17,072	448,253
Financial Services - 0.0%
Nexi SpA (b)(d)(e)	131,682	672,106
Insurance - 0.2%
Generali	177,863	5,651,697
Poste Italiane Spa (d)(e)	74,919	1,141,721
Unipol Assicurazioni SpA	73,322	997,963
		7,791,381
TOTAL FINANCIALS		40,016,003

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Amplifon SpA	14,781	396,992
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	16,690	1,017,210
TOTAL HEALTH CARE		1,414,202

Industrials - 0.2%
Aerospace & Defense - 0.0%
Leonardo SpA	66,578	2,089,998
Electrical Equipment - 0.2%
Prysmian SpA	48,386	3,380,175
Machinery - 0.0%
Interpump Group SpA	13,331	632,288
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	43,526	2,032,229
TOTAL INDUSTRIALS		8,134,690

Information Technology - 0.0%
IT Services - 0.0%
Reply SpA	3,731	617,738
Materials - 0.0%
Construction Materials - 0.0%
Buzzi SpA	14,324	588,742
Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	1,268,206	9,014,012
Terna - Rete Elettrica Nazionale	230,621	1,905,357
		10,919,369
Gas Utilities - 0.0%
Italgas SpA	77,175	461,153
Snam SpA	333,484	1,542,182
		2,003,335
Multi-Utilities - 0.0%
A2A SpA	254,695	603,744
Hera SpA	128,925	472,929
		1,076,673
TOTAL UTILITIES		13,999,377

TOTAL ITALY		82,994,405
JAPAN - 16.5%
Communication Services - 1.1%
Diversified Telecommunication Services - 0.1%
Internet Initiative Japan Inc	22,500	420,205
Nippon Telegraph & Telephone Corp	4,911,400	4,835,032
		5,255,237
Entertainment - 0.4%
Capcom Co Ltd	55,400	1,264,903
Konami Group Corp	17,000	1,564,903
Nexon Co Ltd	68,100	884,684
Nintendo Co Ltd	192,100	12,602,663
Square Enix Holdings Co Ltd	14,500	587,729
Toho Co Ltd/Tokyo	20,200	910,352
		17,815,234
Interactive Media & Services - 0.0%
Kakaku.com Inc	19,400	303,814
LY Corp	415,200	1,212,769
		1,516,583
Media - 0.0%
CyberAgent Inc	69,800	519,681
Dentsu Group Inc	36,000	834,011
Hakuhodo DY Holdings Inc	45,800	340,035
Kadokawa Corp	21,300	450,665
		2,144,392
Wireless Telecommunication Services - 0.6%
KDDI Corp	234,200	7,802,608
SoftBank Corp	4,623,400	5,946,908
SoftBank Group Corp	171,500	10,484,081
		24,233,597
TOTAL COMMUNICATION SERVICES		50,965,043

Consumer Discretionary - 3.1%
Automobile Components - 0.3%
Aisin Corp	105,300	1,191,112
Bridgestone Corp	95,700	3,432,848
Denso Corp	347,600	4,810,264
JTEKT Corp	45,600	358,455
Koito Manufacturing Co Ltd	38,400	504,948
NHK Spring Co Ltd	33,200	423,151
Nifco Inc/Japan	14,000	334,579
Niterra Co Ltd	26,800	883,925
Stanley Electric Co Ltd	23,500	392,002
Sumitomo Electric Industries Ltd	130,700	2,441,755
Sumitomo Rubber Industries Ltd	31,600	368,364
Toyo Tire Corp	21,000	345,185
Yokohama Rubber Co Ltd/The	22,100	497,558
		15,984,146
Automobiles - 1.3%
Honda Motor Co Ltd	798,500	7,557,926
Isuzu Motors Ltd	97,900	1,316,205
Mazda Motor Corp	98,200	671,431
Mitsubishi Motors Corp	109,200	323,903
Nissan Motor Co Ltd (c)	355,200	971,978
Subaru Corp	97,600	1,700,134
Suzuki Motor Corp	323,100	3,866,279
Toyota Motor Corp	2,024,200	38,398,104
Yamaha Motor Co Ltd	170,200	1,423,828
		56,229,788
Broadline Retail - 0.2%
Isetan Mitsukoshi Holdings Ltd	60,900	1,052,434
J Front Retailing Co Ltd	44,400	622,092
Pan Pacific International Holdings Corp	87,800	2,444,470
Rakuten Group Inc (b)	244,600	1,535,882
Ryohin Keikaku Co Ltd	46,000	1,218,855
Takashimaya Co Ltd	54,900	466,095
		7,339,828
Hotels, Restaurants & Leisure - 0.1%
Food & Life Cos Ltd	19,400	433,987
McDonald's Holdings Co Japan Ltd	14,000	527,907
Oriental Land Co Ltd/Japan	200,500	4,506,055
Skylark Holdings Co Ltd	38,100	602,802
Zensho Holdings Co Ltd	15,000	827,518
		6,898,269
Household Durables - 0.7%
Casio Computer Co Ltd	35,000	290,987
Haseko Corp	33,900	444,971
Iida Group Holdings Co Ltd	28,500	431,688
Nikon Corp	53,900	577,458
Open House Group Co Ltd	10,400	340,220
Panasonic Holdings Corp	380,000	3,877,415
Rinnai Corp	18,300	403,385
Sekisui House Ltd	108,700	2,498,250
Sharp Corp/Japan (b)	44,800	269,056
Sony Group Corp	1,026,100	22,645,353
Sumitomo Forestry Co Ltd	34,100	1,165,733
		32,944,516
Leisure Products - 0.1%
Bandai Namco Holdings Inc	108,800	2,698,679
Sega Sammy Holdings Inc	25,800	499,358
Shimano Inc	13,400	1,880,365
Yamaha Corp	80,700	570,738
		5,649,140
Specialty Retail - 0.3%
Fast Retailing Co Ltd	34,000	11,198,149
Nitori Holdings Co Ltd	14,100	1,651,175
Sanrio Co Ltd	33,400	1,246,332
Shimamura Co Ltd	8,200	466,588
USS Co Ltd	69,600	624,054
Yamada Holdings Co Ltd	93,700	275,122
ZOZO Inc	21,800	715,093
		16,176,513
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	124,800	2,781,810
Goldwin Inc	6,700	353,406
		3,135,216
TOTAL CONSUMER DISCRETIONARY		144,357,416

Consumer Staples - 0.9%
Beverages - 0.1%
Asahi Group Holdings Ltd	248,700	2,693,754
Coca-Cola Bottlers Japan Holdings Inc	25,700	399,873
Ito En Ltd	10,300	227,276
Kirin Holdings Co Ltd	133,000	1,682,966
Sapporo Holdings Ltd	12,800	593,774
Suntory Beverage & Food Ltd	20,300	630,565
		6,228,208
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd	143,400	3,474,185
Cosmos Pharmaceutical Corp	7,800	365,059
Kobe Bussan Co Ltd	24,900	565,841
MatsukiyoCocokara & Co	63,500	939,872
Seven & i Holdings Co Ltd	393,800	6,286,530
Sugi Holdings Co Ltd	18,000	313,028
Sundrug Co Ltd	10,600	286,861
Tsuruha Holdings Inc	6,100	373,338
Welcia Holdings Co Ltd	16,000	230,278
		12,834,992
Food Products - 0.3%
Ajinomoto Co Inc	78,200	3,134,833
Calbee Inc	16,800	320,367
Ezaki Glico Co Ltd	8,800	265,323
House Foods Group Inc	12,100	220,258
Kagome Co Ltd	13,400	251,051
Kewpie Corp	19,000	369,217
Kikkoman Corp	159,900	1,673,553
MEIJI Holdings Co Ltd	43,700	873,786
NH Foods Ltd	16,900	551,605
Nichirei Corp	21,800	553,887
Nisshin Seifun Group Inc	43,600	490,309
Nissin Foods Holdings Co Ltd	40,500	905,577
Toyo Suisan Kaisha Ltd	16,700	1,079,089
Yakult Honsha Co Ltd	49,400	902,226
Yamazaki Baking Co Ltd	26,600	478,307
		12,069,388
Household Products - 0.0%
Lion Corp	45,600	488,173
Unicharm Corp	210,300	1,642,404
		2,130,577
Personal Care Products - 0.1%
Kao Corp	76,800	3,045,302
Kobayashi Pharmaceutical Co Ltd	8,400	313,144
Kose Corp	5,600	247,616
Rohto Pharmaceutical Co Ltd	35,800	606,907
Shiseido Co Ltd	65,600	1,101,648
		5,314,617
Tobacco - 0.1%
Japan Tobacco Inc	180,800	4,606,030
TOTAL CONSUMER STAPLES		43,183,812

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cosmo Energy Holdings Co Ltd	11,900	513,811
ENEOS Holdings Inc	495,800	2,492,545
Idemitsu Kosan Co Ltd	160,385	1,070,436
Inpex Corp	160,100	1,910,642
Iwatani Corp	34,000	372,315
		6,359,749
Financials - 2.4%
Banks - 1.5%
Aozora Bank Ltd (c)	20,700	319,497
Chiba Bank Ltd/The	117,700	1,002,410
Concordia Financial Group Ltd	191,600	1,112,511
Fukuoka Financial Group Inc	31,500	854,920
Hachijuni Bank Ltd/The	80,800	528,802
Japan Post Bank Co Ltd	226,400	2,341,861
Kyoto Financial Group Inc	50,300	756,424
Kyushu Financial Group Inc	70,900	358,644
Mebuki Financial Group Inc	168,700	745,910
Mitsubishi UFJ Financial Group Inc	2,027,200	25,636,775
Mizuho Financial Group Inc	417,240	11,489,046
Resona Holdings Inc	382,100	2,836,116
Shizuoka Financial Group Inc	82,000	731,640
Sumitomo Mitsui Financial Group Inc	644,900	15,892,340
Sumitomo Mitsui Trust Group Inc	118,900	2,989,778
Yamaguchi Financial Group Inc	34,100	380,019
		67,976,693
Capital Markets - 0.2%
Daiwa Securities Group Inc	228,200	1,651,976
Japan Exchange Group Inc	171,300	1,809,990
Nihon M&A Center Holdings Inc	46,200	180,300
Nomura Holdings Inc	484,400	3,149,272
SBI Holdings Inc	44,300	1,277,029
		8,068,567
Consumer Finance - 0.0%
Credit Saison Co Ltd	27,200	641,163
Marui Group Co Ltd	30,200	503,221
		1,144,384
Financial Services - 0.1%
GMO Payment Gateway Inc	7,100	374,287
Mitsubishi HC Capital Inc	158,100	1,051,378
ORIX Corp	190,000	4,013,337
Tokyo Century Corp	29,900	289,389
Zenkoku Hosho Co Ltd	9,100	322,848
		6,051,239
Insurance - 0.6%
Dai-ichi Life Holdings Inc	156,700	4,278,723
Japan Post Holdings Co Ltd	316,800	3,308,662
Japan Post Insurance Co Ltd	30,900	602,167
Ms&Ad Insurance Group Holdings Inc	216,900	4,497,185
Sompo Holdings Inc	162,900	4,542,641
T&D Holdings Inc	89,700	1,706,527
Tokio Marine Holdings Inc	325,100	10,722,894
		29,658,799
TOTAL FINANCIALS		112,899,682

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Asahi Intecc Co Ltd	38,600	647,194
Hoya Corp	57,200	7,681,158
Nihon Kohden Corp	28,400	405,392
Olympus Corp	194,000	2,944,144
Sysmex Corp	78,900	1,508,202
Terumo Corp	245,200	4,603,362
		17,789,452
Health Care Providers & Services - 0.0%
Alfresa Holdings Corp	28,900	395,611
Medipal Holdings Corp	34,100	512,683
Suzuken Co Ltd/Aichi Japan	10,300	321,498
		1,229,792
Health Care Technology - 0.0%
M3 Inc	69,400	629,876
Pharmaceuticals - 0.7%
Astellas Pharma Inc	296,300	2,872,341
Chugai Pharmaceutical Co Ltd	104,900	4,522,768
Daiichi Sankyo Co Ltd	320,100	8,924,522
Eisai Co Ltd	49,000	1,451,485
Hisamitsu Pharmaceutical Co Inc	11,800	338,315
Kyowa Kirin Co Ltd	41,800	622,891
Nippon Shinyaku Co Ltd	9,800	237,128
Ono Pharmaceutical Co Ltd	76,100	791,697
Otsuka Holdings Co Ltd	87,200	4,553,338
Santen Pharmaceutical Co Ltd	58,500	588,675
Shionogi & Co Ltd	132,900	1,954,176
Takeda Pharmaceutical Co Ltd	261,484	7,033,925
Tsumura & CO	11,400	335,638
		34,226,899
TOTAL HEALTH CARE		53,876,019

Industrials - 4.1%
Air Freight & Logistics - 0.0%
NIPPON EXPRESS HOLDINGS INC	39,500	640,219
Sankyu Inc	8,700	310,731
SG Holdings Co Ltd	76,800	723,796
Yamato Holdings Co Ltd	52,200	625,250
		2,299,996
Building Products - 0.2%
Agc Inc	36,000	1,040,016
Daikin Industries Ltd	48,200	5,661,632
Lixil Corp (c)	46,900	527,901
Sanwa Holdings Corp	37,500	1,173,675
TOTO Ltd	25,900	633,080
		9,036,304
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	75,300	1,112,888
Kokuyo Co Ltd	16,600	288,527
Park24 Co Ltd	20,800	274,634
Secom Co Ltd	69,100	2,325,296
Sohgo Security Services Co Ltd	62,100	417,160
TOPPAN Holdings Inc	52,600	1,476,323
		5,894,828
Construction & Engineering - 0.1%
COMSYS Holdings Corp	19,400	403,116
EXEO Group Inc	32,800	358,122
JGC Holdings Corp	40,300	338,362
Kajima Corp	74,600	1,326,468
Kinden Corp	18,600	380,482
Obayashi Corp	117,900	1,583,413
Shimizu Corp	92,600	802,868
SHO-BOND Holdings Co Ltd	7,300	236,558
Taisei Corp	29,900	1,254,381
		6,683,770
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	24,700	1,176,831
Fujikura Ltd	45,300	1,823,247
Mabuchi Motor Co Ltd	17,200	236,210
Mitsubishi Electric Corp	347,400	5,694,222
NIDEC CORP	172,800	2,984,523
		11,915,033
Ground Transportation - 0.4%
Central Japan Railway Co	168,500	3,125,134
East Japan Railway Co	186,900	3,327,444
Hankyu Hanshin Holdings Inc	41,800	1,063,585
Keikyu Corp	45,700	400,638
Keio Corp	21,200	536,314
Keisei Electric Railway Co Ltd	85,200	812,567
Kintetsu Group Holdings Co Ltd	30,900	666,381
Kyushu Railway Co	26,200	637,105
Nagoya Railroad Co Ltd	32,600	363,746
Nankai Electric Railway Co Ltd	17,700	293,115
Odakyu Electric Railway Co Ltd	58,800	557,713
Seibu Holdings Inc	40,300	869,191
Seino Holdings Co Ltd	24,500	369,845
Sotetsu Holdings Inc	15,300	253,448
Tobu Railway Co Ltd	34,100	586,853
Tokyo Metro Co Ltd (b)	48,500	541,548
Tokyu Corp	101,500	1,158,350
West Japan Railway Co	78,300	1,440,364
		17,003,341
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	3,800	868,028
Hitachi Ltd	761,800	19,151,988
Keihan Holdings Co Ltd	17,800	383,339
Sekisui Chemical Co Ltd	67,700	1,121,964
		21,525,319
Machinery - 1.0%
Amada Co Ltd	55,700	575,130
Daifuku Co Ltd	62,700	1,286,877
DMG Mori Co Ltd	22,000	354,859
Ebara Corp	67,800	1,116,812
FANUC Corp	154,100	4,590,921
Harmonic Drive Systems Inc	9,200	264,287
Hitachi Construction Machinery Co Ltd	16,900	404,665
Hoshizaki Corp	18,400	681,005
IHI Corp	25,500	1,525,620
Japan Steel Works Ltd/The	12,300	435,034
Kawasaki Heavy Industries Ltd	27,500	1,242,106
Komatsu Ltd	156,600	4,723,570
Kubota Corp	173,600	2,177,522
Kurita Water Industries Ltd	17,400	606,026
Makita Corp	46,300	1,369,206
MINEBEA MITSUMI Inc	65,800	1,056,004
MISUMI Group Inc	47,500	760,266
Mitsubishi Heavy Industries Ltd	554,500	8,115,245
Miura Co Ltd	17,000	409,657
Nabtesco Corp	21,100	377,294
NGK Insulators Ltd	42,100	540,241
NSK Ltd	77,900	338,149
SMC Corp	10,000	3,783,863
Sumitomo Heavy Industries Ltd	19,600	403,911
THK Co Ltd	20,600	508,122
Toyota Industries Corp	30,900	2,578,205
Yaskawa Electric Corp	43,300	1,257,141
		41,481,738
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	111,900	1,416,064
Mitsui OSK Lines Ltd	59,500	2,021,973
Nippon Yusen KK	75,500	2,369,457
		5,807,494
Passenger Airlines - 0.0%
ANA Holdings Inc	25,100	470,853
Japan Airlines Co Ltd	22,700	372,455
		843,308
Professional Services - 0.4%
BayCurrent Inc	21,700	925,330
Persol Holdings Co Ltd	300,900	458,431
Recruit Holdings Co Ltd	271,100	18,920,664
TechnoPro Holdings Inc	18,600	371,267
		20,675,692
Trading Companies & Distributors - 1.0%
ITOCHU Corp	237,100	10,917,051
Marubeni Corp	273,800	4,070,740
Mitsubishi Corp	661,500	10,550,414
Mitsui & Co Ltd	488,100	9,660,470
MonotaRO Co Ltd	39,800	685,699
Nagase & Co Ltd	18,000	338,093
Sojitz Corp	37,640	773,674
Sumitomo Corp	199,700	4,329,546
Toyota Tsusho Corp	116,600	1,969,333
		43,295,020
Transportation Infrastructure - 0.0%
Japan Airport Terminal Co Ltd	15,300	496,911
Kamigumi Co Ltd	15,700	342,049
Mitsubishi Logistics Corp	56,000	400,063
		1,239,023
TOTAL INDUSTRIALS		187,700,866

Information Technology - 2.1%
Electronic Equipment, Instruments & Components - 0.7%
Alps Alpine Co Ltd	29,800	297,989
Azbil Corp	79,000	595,083
Dexerials Corp	27,300	355,757
Hamamatsu Photonics KK	45,600	562,773
Hirose Electric Co Ltd	5,000	597,671
Horiba Ltd	6,400	401,110
Ibiden Co Ltd	23,400	686,158
Jeol Ltd	8,700	320,644
Keyence Corp	32,800	14,127,250
Kyocera Corp	230,200	2,389,428
Murata Manufacturing Co Ltd	304,700	4,787,082
Omron Corp	32,100	1,058,967
Shimadzu Corp	45,600	1,322,810
Taiyo Yuden Co Ltd	20,900	292,206
TDK Corp	319,900	3,866,730
Yokogawa Electric Corp	38,500	845,118
		32,506,776
IT Services - 0.4%
BIPROGY Inc	12,600	389,324
Fujitsu Ltd	282,700	5,467,351
NEC Corp	44,900	4,453,130
NET One Systems Co Ltd	2,700	77,847
Nomura Research Institute Ltd	72,200	2,439,439
NTT Data Group Corp	94,700	1,837,806
Obic Co Ltd	53,800	1,606,752
Otsuka Corp	36,900	831,900
SCSK Corp	23,500	520,315
SHIFT Inc (b)	28,500	235,064
TIS Inc	33,600	742,939
		18,601,867
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	125,900	6,960,657
Disco Corp	15,500	4,486,061
Lasertec Corp	13,400	1,393,647
Renesas Electronics Corp	267,600	3,584,363
Rohm Co Ltd	55,200	525,709
SCREEN Holdings Co Ltd	16,700	1,163,696
Shinko Electric Industries Co Ltd (b)	11,000	414,771
Socionext Inc	29,700	460,268
SUMCO Corp	56,800	419,355
Tokyo Electron Ltd	77,500	13,073,010
Tokyo Seimitsu Co Ltd	6,600	312,479
Ulvac Inc	7,700	302,827
		33,096,843
Software - 0.0%
Oracle Corp Japan	5,400	492,965
Trend Micro Inc/Japan	20,700	1,226,273
		1,719,238
Technology Hardware, Storage & Peripherals - 0.3%
Brother Industries Ltd	42,700	752,372
Canon Inc	157,700	5,082,505
FUJIFILM Holdings Corp	204,500	4,505,360
Promicom de Mexico	81,900	331,527
Ricoh Co Ltd	98,400	1,128,483
Seiko Epson Corp	52,300	945,128
		12,745,375
TOTAL INFORMATION TECHNOLOGY		98,670,099

Materials - 0.8%
Chemicals - 0.6%
ADEKA Corp	16,800	313,103
Aica Kogyo Co Ltd	10,100	210,745
Air Water Inc (Osaka)	39,400	491,229
Asahi Kasei Corp	228,900	1,554,607
Daicel Corp	41,400	366,335
DIC Corp	13,000	281,611
Kaneka Corp	11,300	274,304
Kansai Paint Co Ltd	29,700	402,502
Kuraray Co Ltd	53,500	783,245
Mitsubishi Chemical Group Corp	232,000	1,184,977
Mitsubishi Gas Chemical Co Inc	32,500	567,970
Mitsui Chemicals Inc	31,700	695,164
Nippon Paint Holdings Co Ltd	175,900	1,108,399
Nippon Sanso Holdings Corp	34,400	974,227
Nissan Chemical Corp	23,100	695,016
Nitto Denko Corp	115,900	2,055,973
NOF Corp	38,600	513,550
Resonac Holdings Corp	30,200	732,099
Shin-Etsu Chemical Co Ltd	329,000	10,199,735
Sumitomo Chemical Co Ltd	276,900	598,965
Teijin Ltd	30,600	261,015
Tokyo Ohka Kogyo Co Ltd	20,000	445,631
Toray Industries Inc	266,800	1,851,319
Tosoh Corp	54,400	723,782
UBE Corp	16,600	244,139
Zeon Corp	35,200	327,223
		27,856,865
Construction Materials - 0.0%
Taiheiyo Cement Corp	18,900	476,001
Containers & Packaging - 0.0%
Rengo Co Ltd	39,200	221,567
Toyo Seikan Group Holdings Ltd	24,100	365,921
		587,488
Metals & Mining - 0.2%
Dowa Holdings Co Ltd	9,600	285,893
JFE Holdings Inc	106,000	1,225,831
Kobe Steel Ltd	64,000	681,436
Maruichi Steel Tube Ltd	11,800	256,570
Mitsubishi Materials Corp	22,100	346,874
Nippon Steel Corp	177,000	3,674,340
Sumitomo Metal Mining Co Ltd	45,200	1,032,191
Yamato Kogyo Co Ltd	7,400	366,194
		7,869,329
Paper & Forest Products - 0.0%
Oji Holdings Corp	158,300	639,338
TOTAL MATERIALS		37,429,021

Real Estate - 0.6%
Diversified REITs - 0.1%
Activia Properties Inc	113	245,877
Daiwa House REIT Investment Corp	381	599,484
KDX Realty Investment Corp	672	670,983
Nomura Real Estate Master Fund Inc	699	673,210
Sekisui House Reit Inc	737	376,763
United Urban Investment Corp	511	494,892
		3,061,209
Hotel & Resort REITs - 0.0%
Invincible Investment Corp	1,224	533,729
Japan Hotel REIT Investment Corp	821	380,184
		913,913
Industrial REITs - 0.0%
GLP J-REIT	809	662,443
Industrial & Infrastructure Fund Investment Corp	426	318,143
Japan Logistics Fund Inc	435	251,903
LaSalle Logiport REIT	298	275,387
Mitsui Fudosan Logistics Park Inc	539	354,513
		1,862,389
Office REITs - 0.1%
Japan Prime Realty Investment Corp	168	369,977
Japan Real Estate Investment Corp	1,170	824,292
Nippon Building Fund Inc	1,394	1,106,693
Orix JREIT Inc	455	504,860
		2,805,822
Real Estate Management & Development - 0.4%
Daito Trust Construction Co Ltd	10,100	1,082,241
Daiwa House Industry Co Ltd	103,000	3,244,888
Hulic Co Ltd	108,100	952,743
Mitsubishi Estate Co Ltd	208,100	3,023,902
Mitsui Fudosan Co Ltd	462,200	4,171,721
Nomura Real Estate Holdings Inc	17,400	462,469
Sumitomo Realty & Development Co Ltd	77,900	2,691,710
Tokyo Tatemono Co Ltd	34,600	533,571
Tokyu Fudosan Holdings Corp	94,600	607,397
		16,770,642
Residential REITs - 0.0%
Advance Residence Investment Corp	474	436,261
Nippon Accommodations Fund Inc	80	300,860
		737,121
Retail REITs - 0.0%
Frontier Real Estate Investment Corp	400	208,763
Japan Metropolitan Fund Invest	1,186	721,995
		930,758
TOTAL REAL ESTATE		27,081,854

Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	125,100	1,303,275
Chugoku Electric Power Co Inc/The	50,400	280,717
Kansai Electric Power Co Inc/The	164,700	1,817,100
Kyushu Electric Power Co Inc	77,400	670,703
Tohoku Electric Power Co Inc	81,500	595,652
Tokyo Electric Power Co Holdings Inc (b)	123,400	323,398
		4,990,845
Gas Utilities - 0.1%
Osaka Gas Co Ltd	67,200	1,321,201
Toho Gas Co Ltd	15,100	379,001
Tokyo Gas Co Ltd	57,000	1,612,462
		3,312,664
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co Ltd	27,400	432,257
TOTAL UTILITIES		8,735,766

TOTAL JAPAN		771,259,327
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	25,810	733,482
KOREA (SOUTH) - 2.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	33,719	231,608
Entertainment - 0.1%
CJ ENM Co Ltd (b)	1,938	71,018
HYBE Co Ltd	3,437	528,760
JYP Entertainment Corp	4,592	235,320
Kakao Games Corp (b)	6,188	68,552
Krafton Inc (b)	4,985	1,238,104
NCSoft Corp	2,607	307,541
Netmarble Corp (b)(d)(e)	3,202	96,717
Pearl Abyss Corp (b)	5,408	107,211
SM Entertainment Co Ltd	1,590	90,707
Wemade Co Ltd (b)(c)	3,543	96,566
		2,840,496
Interactive Media & Services - 0.1%
Kakao Corp	50,537	1,322,629
NAVER Corp	24,477	3,613,240
SOOP Co Ltd	1,256	68,744
		5,004,613
Media - 0.0%
Cheil Worldwide Inc	13,028	153,047
TOTAL COMMUNICATION SERVICES		8,229,764

Consumer Discretionary - 0.4%
Automobile Components - 0.1%
Hankook Tire & Technology Co Ltd	11,682	326,712
Hanon Systems	34,293	100,044
HL Mando Co Ltd	4,982	151,140
Hyundai Mobis Co Ltd	10,113	1,819,165
Hyundai Wia Corp	2,121	56,416
		2,453,477
Automobiles - 0.2%
Hyundai Motor Co	22,087	3,098,874
Kia Corp	41,575	2,891,820
		5,990,694
Broadline Retail - 0.1%
Coupang Inc Class A (b)	213,562	5,020,843
Lotte Shopping Co Ltd	1,888	69,672
Shinsegae Inc	1,215	110,299
		5,200,814
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	34,041	881,795
GS P&L Co Ltd	1,388	18,137
Hanjin Kal Corp	4,517	259,019
Kangwon Land Inc	19,468	223,224
		1,382,175
Household Durables - 0.0%
Coway Co Ltd	8,841	466,215
LG Electronics Inc	17,526	1,006,578
		1,472,793
Specialty Retail - 0.0%
Hotel Shilla Co Ltd	6,056	158,425
Textiles, Apparel & Luxury Goods - 0.0%
F&F Co Ltd	2,581	113,218
Fila Holdings Corp	6,791	182,262
Youngone Corp	2,963	88,844
		384,324
TOTAL CONSUMER DISCRETIONARY		17,042,702

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
BGF retail Co Ltd	1,387	98,325
E-MART Inc	2,870	126,488
GS Retail Co Ltd	5,852	61,266
		286,079
Food Products - 0.0%
CJ CheilJedang Corp	1,263	208,719
NongShim Co Ltd	564	134,587
Orion Corp/Republic of Korea	3,680	254,904
		598,210
Personal Care Products - 0.0%
Amorepacific Corp	4,773	422,433
AMOREPACIFIC Group	4,731	77,991
Cosmax Inc	1,424	159,800
LG H&H Co Ltd	1,521	318,855
		979,079
Tobacco - 0.1%
KT&G Corp	16,500	1,247,288
TOTAL CONSUMER STAPLES		3,110,656

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	7,380	418,472
S-Oil Corp	7,104	296,234
SK Innovation Co Ltd (b)	10,742	933,164
		1,647,870
Financials - 0.4%
Banks - 0.3%
BNK Financial Group Inc	45,193	375,525
DGB Financial Group Inc	23,590	148,658
Hana Financial Group Inc	47,332	1,952,888
Industrial Bank of Korea	43,367	460,519
JB Financial Group Co Ltd	17,761	240,023
KakaoBank Corp	57,973	837,654
KB Financial Group Inc	60,841	3,799,686
Shinhan Financial Group Co Ltd	83,443	2,897,425
Woori Financial Group Inc	110,150	1,208,042
		11,920,420
Capital Markets - 0.0%
KIWOOM Securities Co Ltd	2,244	191,752
Korea Investment Holdings Co Ltd	6,932	375,758
Mirae Asset Securities Co Ltd	44,975	258,509
NH Investment & Securities Co Ltd	23,541	232,146
Samsung Securities Co Ltd	10,745	334,102
		1,392,267
Consumer Finance - 0.0%
Samsung Card Co Ltd	3,845	110,412
Financial Services - 0.0%
Kakao Pay Corp (b)	5,247	96,522
Meritz Financial Group Inc	13,399	1,044,764
		1,141,286
Insurance - 0.1%
DB Insurance Co Ltd	7,034	466,537
Hanwha Life Insurance Co Ltd	40,931	69,724
Hyundai Marine & Fire Insurance Co Ltd	9,268	156,800
Korean Reinsurance Co	19,000	107,189
Samsung Fire & Marine Insurance Co Ltd	5,386	1,401,273
Samsung Life Insurance Co Ltd	17,562	1,068,251
		3,269,774
TOTAL FINANCIALS		17,834,159

Health Care - 0.2%
Biotechnology - 0.1%
Alteogen Inc (b)	6,934	1,751,129
Celltrion Inc	24,774	3,035,090
Hugel Inc (b)	931	150,761
SK Bioscience Co Ltd (b)	4,294	143,453
		5,080,433
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	19,945	1,095,845
Health Care Providers & Services - 0.0%
Hanmi Science Co ltd	5,353	101,279
Life Sciences Tools & Services - 0.1%
LigaChem Biosciences Inc (b)	4,190	360,357
Samsung Biologics Co Ltd (b)(d)(e)	3,039	2,240,510
		2,600,867
Pharmaceuticals - 0.0%
Celltrion Pharm Inc	3,240	117,385
Hanall Biopharma Co Ltd (b)	5,813	160,942
Hanmi Pharm Co Ltd	1,087	181,007
Sam Chun Dang Pharm Co Ltd (b)	2,305	288,228
SK Biopharmaceuticals Co Ltd (b)	4,527	335,816
ST Pharm Co Ltd	1,756	103,694
Yuhan Corp	10,071	889,617
		2,076,689
TOTAL HEALTH CARE		10,955,113

Industrials - 0.5%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	4,951	1,352,207
Hanwha Systems Co Ltd	12,039	207,132
Korea Aerospace Industries Ltd	11,848	431,458
LIG Nex1 Co Ltd	1,795	277,537
		2,268,334
Air Freight & Logistics - 0.0%
Cj Logistics Corp	1,491	81,294
Hyundai Glovis Co Ltd	7,241	737,386
		818,680
Commercial Services & Supplies - 0.0%
S-1 Corp	3,174	129,674
Construction & Engineering - 0.0%
DL E&C Co Ltd	4,223	90,371
GS Engineering & Construction Corp (b)	11,430	134,862
Hyundai Engineering & Construction Co Ltd	11,884	252,187
KEPCO Engineering & Construction Co Inc	3,093	145,334
Samsung E&A Co Ltd (b)	24,988	307,249
		930,003
Electrical Equipment - 0.3%
CS Wind Corp	4,369	124,534
Doosan Enerbility Co Ltd (b)	72,856	1,185,276
Doosan Fuel Cell Co Ltd (b)(c)	6,110	67,950
Ecopro BM Co Ltd (b)	8,735	777,185
Ecopro Co Ltd (b)	17,194	712,729
Hanwha Vision Co Ltd	5,009	109,743
HD Hyundai Electric Co Ltd	3,737	1,040,820
L&F Co Ltd (b)	4,416	264,301
LG Energy Solution Ltd (b)	6,937	1,664,754
LS Corp	2,815	227,391
LS Electric Co Ltd	2,484	391,147
POSCO Future M Co Ltd	5,142	499,070
Shinsung Delta Tech Co Ltd	2,687	169,035
SK IE Technology Co Ltd (b)(d)(e)	3,858	60,377
Taihan Electric Wire Co Ltd (b)	16,887	150,919
		7,445,231
Industrial Conglomerates - 0.1%
CJ Corp	2,190	142,478
Doosan Co Ltd	1,206	232,318
GS Holdings Corp	7,294	191,825
Hanwha Corp	7,223	150,444
LG Corp	15,482	791,155
Lotte Corp	5,518	78,632
Samsung C&T Corp	12,372	1,010,997
SK Inc	5,737	578,905
SK Square Co Ltd (b)	14,692	935,854
		4,112,608
Machinery - 0.1%
Doosan Bobcat Inc	8,880	290,797
Hanwha Ocean Co Ltd (b)	17,864	696,099
HD Hyundai Heavy Industries Co Ltd (b)	3,655	774,907
HD Hyundai Infracore Co Ltd	23,320	116,969
HD HYUNDAI MIPO (b)	3,885	329,160
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	7,598	1,200,485
Hyundai Elevator Co Ltd	3,097	112,275
Hyundai Rotem Co Ltd	11,744	474,026
Rainbow Robotics (b)	1,323	269,602
Samsung Heavy Industries Co Ltd (b)	117,883	1,044,941
		5,309,261
Marine Transportation - 0.0%
HMM Co Ltd	47,762	620,577
Pan Ocean Co Ltd	32,842	74,518
		695,095
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	29,344	496,599
Trading Companies & Distributors - 0.0%
Posco International Corp	7,085	203,030
TOTAL INDUSTRIALS		22,408,515

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
Daeduck Electronics Co Ltd / New	4,750	59,765
Daejoo Electronic Materials Co Ltd (b)	1,739	121,177
IsuPetasys Co Ltd	7,758	202,358
LG Display Co Ltd (b)	59,259	373,850
LG Innotek Co Ltd	2,317	234,518
Lotte Energy Materials Corp	3,083	46,205
Samsung Electro-Mechanics Co Ltd	9,082	829,211
Samsung SDI Co Ltd	8,523	1,287,295
SOLUM Co Ltd (b)	7,423	95,600
		3,249,979
IT Services - 0.0%
Posco DX Co Ltd	7,633	97,785
Samsung SDS Co Ltd	6,142	506,211
		603,996
Semiconductors & Semiconductor Equipment - 0.3%
DB HiTek Co Ltd	5,703	125,402
Eo Technics Co Ltd	1,455	140,975
Hanmi Semiconductor Co Ltd	6,879	525,721
HPSP Co Ltd	7,404	153,261
Koh Young Technology Inc	7,349	81,824
LEENO Industrial Inc	1,511	219,893
LX Semicon Co Ltd	1,546	59,697
SK Hynix Inc	88,531	11,881,121
WONIK IPS Co Ltd (b)	4,458	68,227
		13,256,121
Software - 0.0%
Douzone Bizon Co Ltd	3,014	140,919
Technology Hardware, Storage & Peripherals - 0.6%
CosmoAM&T Co Ltd (b)	3,773	135,462
Samsung Electronics Co Ltd	796,241	28,346,599
		28,482,061
TOTAL INFORMATION TECHNOLOGY		45,733,076

Materials - 0.1%
Chemicals - 0.0%
Advanced Nano Products Co Ltd	1,608	72,081
Cosmochemical Co Ltd (b)	4,292	59,009
Dongjin Semichem Co Ltd	6,605	98,048
Enchem Co Ltd (b)	2,555	226,082
Hansol Chemical Co Ltd	1,375	86,792
Hanwha Solutions Corp	17,291	232,425
HS Hyosung Advanced Materials Corp	351	42,166
Hyosung TNC Corp	344	52,472
KCC Corp	688	116,604
Kum Yang Co Ltd (b)	5,848	71,761
Kumho Petrochemical Co Ltd	2,401	173,173
LG Chem Ltd	7,734	1,250,368
Lotte Chemical Corp	3,062	118,916
OCI Holdings Co Ltd	2,116	114,197
SKC Co Ltd (b)	3,074	327,046
Soulbrain Co Ltd	578	66,311
		3,107,451
Metals & Mining - 0.1%
Hyundai Steel Co	12,790	202,090
Korea Zinc Co Ltd	1,757	990,304
POSCO Holdings Inc	12,321	2,188,054
		3,380,448
TOTAL MATERIALS		6,487,899

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	41,903	602,838
TOTAL KOREA (SOUTH)		134,052,592
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	413,049	607,563
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	221,460	450,597
Gulf Bank KSCP	377,501	376,706
Kuwait Finance House KSCP	1,853,256	4,719,453
National Bank of Kuwait SAKP	1,369,318	4,276,762
		9,823,518
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Agility Global PLC	686,030	246,542
Agility Public Warehousing Co KSC	260,221	212,459
		459,001
Industrial Conglomerates - 0.0%
National Industries Group Holding SAK	343,640	295,042
TOTAL INDUSTRIALS		754,043

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	113,114	291,718
TOTAL KUWAIT		11,476,842
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
SES SA Series A depository receipt	53,048	172,580
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	21,324	1,147,222
Materials - 0.1%
Metals & Mining - 0.1%
APERAM SA	7,063	195,928
ArcelorMittal SA	73,701	1,847,976
		2,043,904
TOTAL LUXEMBOURG		3,363,706
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	340,000	1,479,534
Sands China Ltd (b)	388,000	926,192

TOTAL MACAU		2,405,726
MALAYSIA - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	331,430	489,628
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	496,028	246,622
CELCOMDIGI BHD	552,800	464,575
Maxis Bhd	374,700	292,256
		1,003,453
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	363,100	295,356
Genting Malaysia Bhd	533,300	266,389
		561,745
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	728,300	273,854
TOTAL CONSUMER DISCRETIONARY		835,599

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	516,500	430,521
Kuala Lumpur Kepong Bhd	98,790	440,710
Nestle Malaysia Bhd	9,800	197,658
PPB Group Bhd	111,100	297,619
QL Resources Bhd	290,050	297,095
SD Guthrie Bhd	608,567	660,724
		2,324,327
Energy - 0.0%
Energy Equipment & Services - 0.0%
Dialog Group Bhd	682,900	290,491
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	56,400	248,207
TOTAL ENERGY		538,698

Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	353,000	446,431
CIMB Group Holdings Bhd	1,259,996	2,263,133
Hong Leong Bank Bhd	126,500	572,478
Malayan Banking Bhd	1,248,595	2,896,306
Public Bank Bhd	2,484,200	2,400,855
RHB Bank Bhd	305,006	440,009
		9,019,212
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	499,300	802,046
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	921,066	832,795
IJM Corp Bhd	428,100	228,602
		1,061,397
Industrial Conglomerates - 0.0%
Sime Darby Bhd	490,900	247,302
Sunway Bhd	368,500	358,744
		606,046
Marine Transportation - 0.0%
MISC Bhd	231,600	375,870
Transportation Infrastructure - 0.0%
Malaysia Airports Holdings Bhd	186,691	455,242
TOTAL INDUSTRIALS		2,498,555

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	483,000	273,110
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	474,200	494,536
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	644,100	705,718
TOTAL MATERIALS		1,200,254

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	473,100	1,442,881
Gas Utilities - 0.0%
Petronas Gas Bhd	162,700	627,044
Multi-Utilities - 0.0%
YTL Corp Bhd	816,600	347,556
YTL Power International Bhd	426,600	298,564
		646,120
TOTAL UTILITIES		2,716,045

TOTAL MALAYSIA		21,700,927
MEXICO - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	3,107,300	2,169,802
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	81,400	743,921
Coca-Cola Femsa SAB de CV unit	85,830	674,272
Fomento Economico Mexicano SAB de CV unit	285,500	2,426,930
		3,845,123
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	804,200	2,084,819
Food Products - 0.0%
Gruma SAB de CV Series B	27,855	482,751
Grupo Bimbo SAB de CV	236,900	622,031
		1,104,782
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	223,700	334,438
TOTAL CONSUMER STAPLES		7,369,162

Financials - 0.1%
Banks - 0.1%
Banco del Bajio SA (d)(e)	135,700	309,880
Grupo Financiero Banorte SAB de CV	408,300	2,821,570
Grupo Financiero Inbursa SAB de CV Series O (b)	288,200	612,783
		3,744,233
Insurance - 0.0%
Qualitas Controladora SAB de CV	31,800	264,488
TOTAL FINANCIALS		4,008,721

Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	598,689	490,288
Grupo Carso SAB de CV Series A1	89,600	513,680
		1,003,968
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	44,900	423,887
Grupo Aeroportuario del Pacifico SAB de CV Series B	66,410	1,227,441
Grupo Aeroportuario del Sureste SAB de CV Series B	28,530	775,247
Promotora y Operadora de Infraestructura SAB de CV	30,400	287,232
		2,713,807
TOTAL INDUSTRIALS		3,717,775

Materials - 0.1%
Chemicals - 0.0%
Orbia Advance Corp SAB de CV	137,000	87,336
Construction Materials - 0.0%
Cemex SAB de CV unit	2,472,000	1,467,310
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	512,900	2,514,502
Industrias Penoles SAB de CV (b)	30,790	435,580
Ternium SA ADR	6,978	209,340
		3,159,422
TOTAL MATERIALS		4,714,068

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	469,000	486,156
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	171,700	535,268
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	150,400	393,164
TOTAL REAL ESTATE		1,414,588

TOTAL MEXICO		23,394,116
NETHERLANDS - 2.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	547,714	1,981,915
Entertainment - 0.1%
Universal Music Group NV	126,268	3,521,895
Media - 0.0%
Havas NV	102,464	161,464
TOTAL COMMUNICATION SERVICES		5,665,274

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	18,144	1,096,416
Heineken NV	45,519	3,162,553
		4,258,969
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	152,473	5,403,275
TOTAL CONSUMER STAPLES		9,662,244

Financials - 0.5%
Banks - 0.2%
ING Groep NV	542,692	9,020,025
Capital Markets - 0.0%
Euronext NV (d)(e)	15,620	1,816,489
Financial Services - 0.3%
Adyen NV (b)(d)(e)	5,172	8,348,213
EXOR NV	14,726	1,401,642
		9,749,855
Insurance - 0.0%
NN Group NV	46,429	2,137,101
TOTAL FINANCIALS		22,723,470

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	9,825	6,485,851
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	131,383	3,621,212
TOTAL HEALTH CARE		10,107,063

Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	39,160	7,139,771
Trading Companies & Distributors - 0.0%
IMCD NV	9,766	1,533,871
TOTAL INDUSTRIALS		8,673,642

Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 1.2%
ASM International NV	7,633	4,489,775
ASML Holding NV	65,685	48,591,322
BE Semiconductor Industries NV	12,706	1,643,696
		54,724,793
Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	28,199	1,601,646
TOTAL NETHERLANDS		113,158,132
NEW ZEALAND - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Spark New Zealand Ltd	307,632	504,610
Consumer Staples - 0.0%
Food Products - 0.0%
a2 Milk Co Ltd/The (b)(c)	117,770	426,509
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	157,518	995,551
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	96,355	2,038,596
Industrials - 0.0%
Building Products - 0.0%
Fletcher Building Ltd (b)	174,804	281,332
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	278,380	1,347,398
TOTAL INDUSTRIALS		1,628,730

Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	23,625	2,659,113
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	131,975	692,302
Mercury NZ Ltd	111,745	397,288
		1,089,590
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	206,586	682,805
TOTAL UTILITIES		1,772,395

TOTAL NEW ZEALAND		10,025,504
NORWAY - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	103,668	1,267,606
Media - 0.0%
Schibsted ASA A Shares	11,095	329,359
Schibsted ASA B Shares	15,969	458,527
		787,886
TOTAL COMMUNICATION SERVICES		2,055,492

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Europris ASA (d)(e)	26,987	197,776
Consumer Staples - 0.1%
Food Products - 0.1%
Leroy Seafood Group ASA	44,417	220,344
Mowi ASA	72,435	1,454,626
Orkla ASA	122,662	1,141,148
Salmar ASA	11,868	628,594
		3,444,712
Energy - 0.2%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)(c)	10,921	394,904
TGS ASA	31,123	314,565
		709,469
Oil, Gas & Consumable Fuels - 0.2%
Aker BP ASA	51,408	1,075,059
Equinor ASA	128,667	3,098,788
Frontline PLC (Norway) (c)	23,599	415,219
SFL Corp Ltd (c)	17,646	186,165
Var Energi ASA	153,759	472,469
		5,247,700
TOTAL ENERGY		5,957,169

Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	142,161	3,024,408
SpareBank 1 SMN	21,336	344,016
SpareBank 1 Sor-Norge ASA	29,330	418,234
		3,786,658
Insurance - 0.0%
Gjensidige Forsikring ASA	31,017	636,305
Protector Forsikring ASA	10,286	300,800
Storebrand ASA A Shares	73,225	863,663
		1,800,768
TOTAL FINANCIALS		5,587,426

Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	14,448	1,718,131
Industrial Conglomerates - 0.0%
Aker ASA A Shares	3,688	198,106
Machinery - 0.0%
AutoStore Holdings Ltd (b)(d)(e)	181,906	163,927
TOMRA Systems ASA (c)	37,970	562,571
		726,498
Marine Transportation - 0.0%
Golden Ocean Group Ltd (Norway)	20,213	188,045
TOTAL INDUSTRIALS		2,830,780

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Nordic Semiconductor ASA (b)	28,660	288,659
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	218,342	1,287,772
TOTAL NORWAY		21,649,786
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	11,146	2,040,833
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	39,852	508,511
TOTAL PERU		2,549,344
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	14,405	329,398
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	72,070	273,645
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	346,516	689,715
BDO Unibank Inc	344,790	811,018
Metropolitan Bank & Trust Co	294,314	348,628
		1,849,361
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Ayala Corp	40,980	381,165
SM Investments Corp	80,160	1,067,104
		1,448,269
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	132,610	791,161
TOTAL INDUSTRIALS		2,239,430

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	960,900	365,314
SM Prime Holdings Inc	1,879,900	742,834
		1,108,148
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	48,160	368,867
TOTAL PHILIPPINES		6,168,849
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	11,592	601,771
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	103,040	760,298
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	212	858,125
TOTAL CONSUMER DISCRETIONARY		1,618,423

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	7,918	876,803
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	97,207	1,285,830
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	14,892	344,902
Bank Polska Kasa Opieki SA	28,742	1,133,367
mBank SA (b)	2,070	320,595
Powszechna Kasa Oszczednosci Bank Polski SA	141,955	2,336,099
Santander Bank Polska SA	6,302	785,726
		4,920,689
Consumer Finance - 0.0%
KRUK SA	2,870	302,495
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	94,198	1,158,234
TOTAL FINANCIALS		6,381,418

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	35,599	585,347
Construction & Engineering - 0.0%
Budimex SA	1,979	232,529
TOTAL INDUSTRIALS		817,876

Materials - 0.0%
Metals & Mining - 0.0%
Grupa Kety SA	1,556	291,957
KGHM Polska Miedz SA	22,130	684,343
		976,300
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	133,060	214,063
TOTAL POLAND		12,772,484
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	45,555	900,279
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	70,824	1,185,322
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	1,500,432	786,679
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	496,917	1,562,395
TOTAL PORTUGAL		4,434,675
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	129,467	459,411
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	91,698	386,084
Qatar Gas Transport Co Ltd	444,688	526,273
		912,357
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	1,020,402	669,245
Commercial Bank of Qatar	526,305	664,783
Qatar International Islamic Bank QSC	185,259	541,378
Qatar Islamic Bank QPSC	277,525	1,570,177
Qatar National Bank QPSC	729,881	3,347,710
		6,793,293
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	256,422	966,953
Marine Transportation - 0.0%
Qatar Navigation QSC	157,465	473,562
TOTAL INDUSTRIALS		1,440,515

Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	803,028	337,444
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	351,853	276,669
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	78,609	341,769
TOTAL QATAR		10,561,458
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	100,013	751,244
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC GDR (b)(d)(f)	12,713	1
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Magnit PJSC (b)(f)	8,984	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	1,373,390	0
LUKOIL PJSC (b)(f)	41,065	0
Novatek PJSC (b)(f)	110,726	0
Surgutneftegas PAO (b)(f)	1,002,400	0
Tatneft PJSC (b)(f)	175,192	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	1,236,820	0
Materials - 0.0%
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	280,800	0
GMK Norilskiy Nickel PAO (b)(f)	681,400	0
Polyus PJSC (b)(f)	3,653	0
Severstal PAO (b)(f)	21,400	0
		0
TOTAL RUSSIA		1
SAUDI ARABIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	313,216	3,632,628
Media - 0.0%
Saudi Research & Media Group (b)	6,323	448,090
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	63,067	973,573
Mobile Telecommunications Co Saudi Arabia	70,896	200,362
		1,173,935
TOTAL COMMUNICATION SERVICES		5,254,653

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Leejam Sports Co JSC	4,065	197,468
Specialty Retail - 0.0%
Aldrees Petroleum and Transport Services Co	8,040	303,962
Jarir Marketing Co	91,464	312,627
		616,589
TOTAL CONSUMER DISCRETIONARY		814,057

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Abdullah Al Othaim Markets Co	71,418	203,741
Nahdi Medical Co	8,035	252,788
		456,529
Food Products - 0.0%
Almarai Co JSC	66,266	1,040,624
Saudia Dairy & Foodstuff Co	2,504	220,577
Savola Group/The (b)	23,968	249,221
		1,510,422
TOTAL CONSUMER STAPLES		1,966,951

Energy - 0.0%
Energy Equipment & Services - 0.0%
Ades Holding Co	52,375	250,795
Financials - 0.5%
Banks - 0.5%
Al Rajhi Bank	322,384	8,509,349
Alinma Bank	202,562	1,612,093
Bank Al-Jazira	87,566	439,849
Bank AlBilad	101,912	1,084,141
Banque Saudi Fransi	200,305	857,679
Riyad Bank	244,752	1,911,972
Saudi Awwal Bank	62,715	601,116
Saudi Investment Bank/The	103,787	417,838
Saudi National Bank/The	484,496	4,417,779
		19,851,816
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	7,697	432,183
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	3,999	198,313
Co for Cooperative Insurance/The	12,244	496,198
		694,511
TOTAL FINANCIALS		20,978,510

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Al Hammadi Holding	14,610	171,782
Dallah Healthcare Co	5,342	226,743
Dr Sulaiman Al Habib Medical Services Group Co	16,530	1,287,777
Mouwasat Medical Services Co	14,940	366,858
		2,053,160
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	3,830	279,793
Commercial Services & Supplies - 0.0%
Catrion Catering Holding Co	6,550	231,565
Industrial Conglomerates - 0.0%
Astra Industrial Group Co	5,824	291,922
TOTAL INDUSTRIALS		803,280

Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	3,858	328,126
Elm Co	4,359	1,353,943
		1,682,069
Materials - 0.3%
Chemicals - 0.2%
Advanced Petrochemical Co (b)	20,625	172,668
National Industrialization Co (b)	50,384	137,287
SABIC Agri-Nutrients Co	37,752	1,157,512
Sahara International Petrochemical Co	56,709	352,286
Saudi Aramco Base Oil Co	8,112	241,368
Saudi Basic Industries Corp	147,222	2,629,875
Saudi Industrial Investment Group	59,378	277,679
Saudi Kayan Petrochemical Co (b)	118,798	216,014
Yanbu National Petrochemical Co	43,619	436,109
		5,620,798
Construction Materials - 0.0%
Saudi Cement Co	12,848	148,324
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	199,318	2,587,993
TOTAL MATERIALS		8,357,115

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	89,663	394,444
Emaar Economic City (b)	41,148	199,228
		593,672
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	128,686	583,954
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	34,945	3,810,624
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	12,706	174,124
TOTAL UTILITIES		4,568,702

TOTAL SAUDI ARABIA		47,322,964
SINGAPORE - 1.1%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
NETLINK NBN TRUST (d)	459,900	291,116
Singapore Telecommunications Ltd	1,216,400	2,972,108
		3,263,224
Entertainment - 0.1%
Sea Ltd Class A ADR (b)	57,355	6,985,265
TOTAL COMMUNICATION SERVICES		10,248,489

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	937,800	519,291
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Hafnia Ltd	45,262	239,332
Financials - 0.6%
Banks - 0.6%
DBS Group Holdings Ltd	332,132	10,871,320
Oversea-Chinese Banking Corp Ltd	631,222	8,051,103
United Overseas Bank Ltd	252,300	6,935,640
		25,858,063
Capital Markets - 0.0%
Singapore Exchange Ltd	134,200	1,207,460
TOTAL FINANCIALS		27,065,523

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	249,000	883,759
Ground Transportation - 0.1%
ComfortDelGro Corp Ltd	353,400	366,273
Grab Holdings Ltd Class A (b)	405,340	1,856,457
		2,222,730
Industrial Conglomerates - 0.0%
Keppel Ltd	232,700	1,155,982
Machinery - 0.0%
Seatrium Ltd (b)	362,398	592,393
Passenger Airlines - 0.0%
Singapore Airlines Ltd	219,450	1,023,712
Transportation Infrastructure - 0.0%
SATS Ltd	143,023	355,962
TOTAL INDUSTRIALS		6,234,538

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Venture Corp Ltd	43,800	406,482
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV (Italy)	107,925	2,443,558
TOTAL INFORMATION TECHNOLOGY		2,850,040

Real Estate - 0.1%
Diversified REITs - 0.0%
Mapletree Pan Asia Commercial Trust	396,918	351,537
Suntec Real Estate Investment Trust	350,000	305,634
		657,171
Hotel & Resort REITs - 0.0%
CapitaLand Ascott Trust unit	396,312	260,523
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	580,497	1,100,534
Frasers Logistics & Commercial Trust (c)(d)	475,500	308,444
Mapletree Industrial Trust	352,357	543,221
Mapletree Logistics Trust	566,510	506,234
		2,458,433
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	383,073	689,637
City Developments Ltd	79,100	293,242
UOL Group Ltd	72,600	270,758
		1,253,637
Retail REITs - 0.0%
CapitaLand Integrated Commercial Trust	914,196	1,304,987
TOTAL REAL ESTATE		5,934,751

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	149,300	610,708
TOTAL SINGAPORE		53,702,672
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Media - 0.0%
MultiChoice Group (b)	44,803	257,444
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	310,328	1,903,549
Vodacom Group Ltd	97,016	567,417
		2,470,966
TOTAL COMMUNICATION SERVICES		2,728,410

Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	29,731	6,268,198
Woolworths Holdings Ltd/South Africa	150,399	467,439
		6,735,637
Specialty Retail - 0.0%
Foschini Group Ltd	53,941	407,902
Mr Price Group Ltd	42,434	565,679
		973,581
TOTAL CONSUMER DISCRETIONARY		7,709,218

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	55,645	1,416,960
Clicks Group Ltd	38,521	737,001
Shoprite Holdings Ltd	79,165	1,208,403
		3,362,364
Food Products - 0.0%
Tiger Brands Ltd	24,907	368,531
TOTAL CONSUMER STAPLES		3,730,895

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	37,933	355,103
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	137,448	1,363,413
Capitec Bank Holdings Ltd	14,906	2,373,319
Nedbank Group Ltd	74,689	1,098,876
Standard Bank Group Ltd	219,041	2,553,440
		7,389,048
Financial Services - 0.1%
FirstRand Ltd	831,318	3,382,221
Remgro Ltd	81,629	628,931
		4,011,152
Insurance - 0.0%
Discovery Ltd	95,415	918,854
Old Mutual Ltd	772,971	507,904
OUTsurance Group Ltd	135,646	454,889
Sanlam Ltd	274,757	1,197,877
		3,079,524
TOTAL FINANCIALS		14,479,724

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	62,949	600,181
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	57,369	782,608
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	96,895	449,419
Metals & Mining - 0.3%
Anglo American Platinum Ltd	12,330	432,580
Anglo American PLC	219,874	6,438,176
Gold Fields Ltd	147,238	2,515,666
Harmony Gold Mining Co Ltd	92,071	1,047,543
Impala Platinum Holdings Ltd (b)	149,008	817,855
Northam Platinum Holdings Ltd	55,807	377,288
Sibanye Stillwater Ltd (b)	460,076	443,368
		12,072,476
Paper & Forest Products - 0.0%
Sappi Ltd	99,034	253,379
TOTAL MATERIALS		12,775,274

Real Estate - 0.0%
Diversified REITs - 0.0%
Growthpoint Properties Ltd	568,354	366,072
TOTAL SOUTH AFRICA		43,527,485
SPAIN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	95,931	3,213,036
Telefonica SA	788,228	3,211,475
		6,424,511
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	74,206	5,465,673
Specialty Retail - 0.2%
Industria de Diseno Textil SA	184,392	10,008,910
TOTAL CONSUMER DISCRETIONARY		15,474,583

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Repsol SA	195,266	2,269,361
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA	947,352	10,785,559
Banco de Sabadell SA	896,714	2,119,112
Banco Santander SA	2,546,964	13,051,932
Bankinter SA	105,581	901,649
CaixaBank SA	645,388	3,906,764
		30,765,016
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	30,543	1,561,452
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	12,113	2,618,760
TOTAL INDUSTRIALS		4,180,212

Real Estate - 0.0%
Diversified REITs - 0.0%
Merlin Properties Socimi SA	63,842	740,447
Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	4,064	459,122
Endesa SA	52,170	1,156,569
Iberdrola SA	950,861	13,437,156
Redeia Corp SA	65,152	1,097,640
		16,150,487
Gas Utilities - 0.0%
Enagas SA	39,015	494,594
Naturgy Energy Group SA	24,575	603,701
		1,098,295
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	49,402	463,040
TOTAL UTILITIES		17,711,822

TOTAL SPAIN		77,565,952
SWEDEN - 2.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	385,166	1,133,496
Entertainment - 0.0%
Embracer Group AB B Shares (b)	24,645	500,110
Interactive Media & Services - 0.0%
Hemnet Group AB	12,947	431,341
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	94,131	1,047,192
TOTAL COMMUNICATION SERVICES		3,112,139

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Dometic Group AB (e)	51,182	260,808
Automobiles - 0.0%
Volvo Car AB (b)	103,212	233,878
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	30,922	2,372,325
Household Durables - 0.0%
Electrolux AB B Shares (b)	35,968	327,637
Leisure Products - 0.0%
Thule Group AB (d)(e)	17,619	559,343
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	93,556	1,250,473
TOTAL CONSUMER DISCRETIONARY		5,004,464

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Axfood AB B Shares	18,090	388,302
Food Products - 0.0%
AAK AB	29,475	858,640
Household Products - 0.1%
Essity AB B Shares	99,053	2,509,424
TOTAL CONSUMER STAPLES		3,756,366

Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	271,490	3,844,219
Svenska Handelsbanken AB A Shares	256,052	2,832,878
Swedbank AB A1 Shares	150,932	3,287,404
		9,964,501
Capital Markets - 0.1%
Avanza Bank Holding AB (c)	19,754	595,409
EQT AB	58,884	1,936,282
Nordnet AB	25,504	608,169
		3,139,860
Financial Services - 0.2%
Industrivarden AB A Shares	21,892	778,712
Industrivarden AB C Shares	27,422	971,214
Investor AB B Shares	298,554	8,516,805
Kinnevik AB B Shares (b)	37,966	300,638
L E Lundbergforetagen AB B Shares	12,133	584,885
		11,152,254
TOTAL FINANCIALS		24,256,615

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	38,169	1,155,969
Health Care Equipment & Supplies - 0.0%
Elekta AB B Shares	55,605	329,734
Getinge AB B Shares	36,447	716,923
		1,046,657
Health Care Technology - 0.0%
Sectra AB B Shares (b)	22,940	525,510
TOTAL HEALTH CARE		2,728,136

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	53,366	1,153,593
Building Products - 0.2%
Assa Abloy AB B Shares	163,254	5,001,502
Nibe Industrier AB B Shares	248,401	998,954
		6,000,456
Commercial Services & Supplies - 0.0%
Bravida Holding AB (d)(e)	32,253	257,872
Loomis AB	11,220	358,423
Securitas AB B Shares	82,683	1,054,809
		1,671,104
Construction & Engineering - 0.0%
Skanska AB B Shares	58,811	1,262,380
Sweco AB B Shares	34,396	538,843
		1,801,223
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	22,606	593,092
Lifco AB B Shares	34,927	1,149,764
		1,742,856
Machinery - 0.8%
Alfa Laval AB	47,248	2,112,307
Atlas Copco AB A Shares	416,776	6,962,566
Atlas Copco AB B Shares	258,980	3,871,456
Epiroc AB A Shares	101,917	1,942,172
Epiroc AB B Shares	64,515	1,081,669
Husqvarna AB B Shares	57,769	309,899
Indutrade AB	44,266	1,223,246
Sandvik AB	176,503	3,641,789
SKF AB B Shares	61,862	1,254,223
Trelleborg AB B Shares	31,015	1,172,035
Volvo AB A Shares	31,364	868,409
Volvo AB B Shares	261,199	7,196,924
		31,636,695
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	43,086	1,260,584
Beijer Ref AB B Shares	63,234	940,999
		2,201,583
TOTAL INDUSTRIALS		46,207,510

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	507,183	3,819,025
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	337,538	3,907,926
Lagercrantz Group AB B Shares	32,382	689,240
		4,597,166
Software - 0.0%
Fortnox AB (c)	77,305	537,547
TOTAL INFORMATION TECHNOLOGY		8,953,738

Materials - 0.1%
Chemicals - 0.0%
Hexpol AB B Shares	43,940	411,747
Containers & Packaging - 0.0%
Billerud Aktiebolag	36,635	376,665
Metals & Mining - 0.0%
Boliden AB	45,221	1,359,754
SSAB AB B Shares (c)	100,409	475,611
		1,835,365
Paper & Forest Products - 0.1%
Holmen AB B Shares	14,851	563,084
Svenska Cellulosa AB SCA B Shares	98,130	1,352,321
		1,915,405
TOTAL MATERIALS		4,539,182

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Castellum AB (b)	68,658	746,161
Fabege AB	41,584	312,036
Fastighets AB Balder B Shares (b)	117,612	840,101
Sagax AB B Shares	35,718	786,661
Wallenstam AB B Shares	72,608	314,195
Wihlborgs Fastigheter AB	44,264	438,336
		3,437,490
TOTAL SWEDEN		101,995,640
SWITZERLAND - 2.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Swisscom AG	4,157	2,343,803
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	88,341	17,077,966
Swatch Group AG/The	4,797	888,696
		17,966,662
Consumer Staples - 0.1%
Food Products - 0.1%
Chocoladefabriken Lindt & Spruengli AG	163	1,879,220
Chocoladefabriken Lindt & Spruengli AG	17	1,930,058
		3,809,278
Financials - 1.0%
Capital Markets - 0.6%
Julius Baer Group Ltd	33,681	2,366,574
Partners Group Holding AG	3,600	5,506,231
UBS Group AG	529,038	18,785,714
		26,658,519
Insurance - 0.4%
Baloise Holding AG	7,476	1,366,735
Swiss Life Holding AG	4,725	3,875,460
Zurich Insurance Group AG	24,033	14,563,150
		19,805,345
TOTAL FINANCIALS		46,463,864

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	8,144	2,854,312
Straumann Holding AG	19,424	2,754,627
		5,608,939
Life Sciences Tools & Services - 0.2%
Lonza Group AG	11,868	7,584,053
Pharmaceuticals - 0.1%
Sandoz Group AG	72,340	3,466,283
TOTAL HEALTH CARE		16,659,275

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	5,513	3,092,002
Electrical Equipment - 0.3%
ABB Ltd	262,870	14,313,898
Machinery - 0.1%
Schindler Holding AG	6,702	1,942,715
VAT Group AG (d)(e)	4,456	1,729,070
		3,671,785
Marine Transportation - 0.0%
Kuehne + Nagel International AG	8,673	1,976,958
Professional Services - 0.1%
Adecco Group AG	27,128	645,801
SGS SA	24,810	2,411,399
		3,057,200
TOTAL INDUSTRIALS		26,111,843

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Logitech International SA	25,599	2,571,284
Materials - 0.3%
Chemicals - 0.3%
DSM-Firmenich AG	34,071	3,478,287
Givaudan SA	1,304	5,708,535
Sika AG	26,384	6,700,585
		15,887,407
TOTAL SWITZERLAND		131,813,416
TAIWAN - 5.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	627,000	2,377,695
Entertainment - 0.0%
International Games System Co Ltd	42,000	1,191,681
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	295,000	785,554
Taiwan Mobile Co Ltd	301,000	1,003,555
		1,789,109
TOTAL COMMUNICATION SERVICES		5,358,485

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	316,000	472,097
Tong Yang Industry Co Ltd	80,000	259,725
		731,822
Automobiles - 0.0%
Yulon Motor Co Ltd	111,368	167,325
Broadline Retail - 0.0%
momo.com Inc	15,208	162,257
Poya International Co Ltd	11,406	167,407
		329,664
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	31,000	404,137
Leisure Products - 0.0%
Giant Manufacturing Co Ltd	51,341	225,388
Merida Industry Co Ltd	34,000	160,434
		385,822
Specialty Retail - 0.0%
Hotai Motor Co Ltd	58,960	1,073,904
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	34,000	537,949
Feng TAY Enterprise Co Ltd	101,417	400,483
Makalot Industrial Co Ltd	36,108	379,593
Pou Chen Corp	409,000	450,461
Ruentex Industries Ltd	141,790	294,917
		2,063,403
TOTAL CONSUMER DISCRETIONARY		5,156,077

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	93,000	728,798
Food Products - 0.1%
Great Wall Enterprise Co Ltd	126,977	197,569
Lien Hwa Industrial Holdings Corp	192,509	287,396
Uni-President Enterprises Corp	782,000	1,843,918
		2,328,883
TOTAL CONSUMER STAPLES		3,057,681

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Formosa Petrochemical Corp	282,000	308,004
Financials - 0.7%
Banks - 0.4%
Chang Hwa Commercial Bank Ltd	1,248,355	684,590
CTBC Financial Holding Co Ltd	3,234,000	3,822,810
E.Sun Financial Holding Co Ltd	2,622,364	2,196,236
Far Eastern International Bank	609,074	247,487
First Financial Holding Co Ltd	1,861,336	1,559,845
Hua Nan Financial Holdings Co Ltd	1,715,352	1,449,157
King's Town Bank Co Ltd	145,000	223,602
Mega Financial Holding Co Ltd	1,913,569	2,234,756
Shanghai Commercial & Savings Bank Ltd/The	790,218	1,007,995
SinoPac Financial Holdings Co Ltd	2,083,201	1,424,010
Taichung Commercial Bank Co Ltd	645,272	368,104
Taishin Financial Holding Co Ltd	2,157,929	1,137,540
Taiwan Business Bank	1,105,487	501,515
Taiwan Cooperative Financial Holding Co Ltd	1,792,966	1,320,185
		18,177,832
Capital Markets - 0.0%
IBF Financial Holdings Co Ltd	478,129	208,641
Consumer Finance - 0.0%
Yulon Finance Corp	47,699	163,772
Financial Services - 0.1%
Chailease Holding Co Ltd	278,325	964,460
Yuanta Financial Holding Co Ltd	2,120,130	2,214,362
		3,178,822
Insurance - 0.2%
Cathay Financial Holding Co Ltd	1,597,923	3,199,619
Fubon Financial Holding Co Ltd	1,462,736	4,069,111
KGI Financial Holding Co Ltd	2,758,000	1,431,781
Shin Kong Financial Holding Co Ltd (b)	2,899,366	1,072,227
		9,772,738
TOTAL FINANCIALS		31,501,805

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	50,000	1,033,287
Pharmaceuticals - 0.0%
Oneness Biotech Co Ltd	52,482	124,805
TOTAL HEALTH CARE		1,158,092

Industrials - 0.2%
Construction & Engineering - 0.0%
United Integrated Services Co Ltd	28,000	428,542
Electrical Equipment - 0.2%
Bizlink Holding Inc	28,560	536,759
Chung-Hsin Electric & Machinery Manufacturing Corp	68,000	316,153
Fortune Electric Co Ltd	33,700	566,164
Shihlin Electric & Engineering Corp	51,000	285,063
Tatung Co Ltd (b)	291,000	382,362
Teco Electric and Machinery Co Ltd	209,000	336,449
Voltronic Power Technology Corp	11,250	630,591
Walsin Lihwa Corp	507,374	374,900
		3,428,441
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	612,000	575,695
Machinery - 0.0%
Hiwin Technologies Corp	46,192	406,276
Marine Transportation - 0.0%
Evergreen Marine Corp Taiwan Ltd	179,657	1,106,692
Wan Hai Lines Ltd	227,000	516,834
Wisdom Marine Lines Co Ltd	68,000	127,943
Yang Ming Marine Transport Corp	292,000	595,022
		2,346,491
Passenger Airlines - 0.0%
China Airlines Ltd	469,000	365,995
Eva Airways Corp	438,619	628,040
		994,035
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	367,000	302,771
TOTAL INDUSTRIALS		8,482,251

Information Technology - 4.5%
Communications Equipment - 0.0%
Accton Technology Corp	83,000	1,892,804
Wistron NeWeb Corp	61,000	260,170
		2,152,974
Electronic Equipment, Instruments & Components - 0.6%
AUO Corp	1,162,000	497,251
Chroma ATE Inc	65,000	726,930
Compeq Manufacturing Co Ltd	177,000	367,306
Delta Electronics Inc	317,000	4,102,010
E Ink Holdings Inc	148,000	1,233,671
Elite Material Co Ltd	51,000	929,692
FLEXium Interconnect Inc	42,000	80,905
Foxconn Technology Co Ltd	171,000	402,333
Genius Electronic Optical Co Ltd	17,000	228,491
Gold Circuit Electronics Ltd	55,000	358,945
Hon Hai Precision Industry Co Ltd	1,982,800	10,514,343
Innolux Corp	1,293,943	544,334
Largan Precision Co Ltd	17,000	1,395,118
Lotes Co Ltd	15,398	861,577
Nan Ya Printed Circuit Board Corp	36,000	146,539
Primax Electronics Ltd	76,000	186,919
Simplo Technology Co Ltd	30,000	361,677
Sinbon Electronics Co Ltd	35,000	276,472
Synnex Technology International Corp	213,000	454,646
Taiwan Union Technology Corp	45,000	221,230
Tong Hsing Electronic Industries Ltd	36,060	135,817
Tripod Technology Corp	73,000	425,189
Unimicron Technology Corp	213,000	882,042
Walsin Technology Corp	55,000	152,716
Wpg Holding Co Ltd	270,040	572,768
WT Microelectronics Co Ltd	105,000	351,523
Yageo Corp	78,472	1,264,793
Zhen Ding Technology Holding Ltd	105,000	373,502
		28,048,739
Semiconductors & Semiconductor Equipment - 3.5%
Alchip Technologies Ltd	13,000	1,201,038
AP Memory Technology Corp	22,000	199,497
ASE Technology Holding Co Ltd	567,000	2,922,702
ASMedia Technology Inc	7,000	419,560
ASPEED Technology Inc	5,300	555,129
Chipbond Technology Corp	97,000	187,015
Elan Microelectronics Corp	46,000	205,604
eMemory Technology Inc	11,000	1,078,200
Faraday Technology Corp	38,197	251,347
Global Unichip Corp	14,000	551,279
Globalwafers Co Ltd	42,000	429,853
Jentech Precision Industrial Co Ltd	14,000	575,404
King Yuan Electronics Co Ltd	180,000	598,196
Kinsus Interconnect Technology Corp	45,000	130,171
Macronix International Co Ltd	303,340	174,982
MediaTek Inc	263,000	11,311,129
Nanya Technology Corp (b)	185,000	165,188
Novatek Microelectronics Corp	100,000	1,560,660
Parade Technologies Ltd	13,000	273,338
Phison Electronics Corp	28,000	395,670
Powerchip Semiconductor Manufacturing Corp (b)	522,000	312,508
Powertech Technology Inc	116,000	399,852
Radiant Opto-Electronics Corp	76,000	458,981
Realtek Semiconductor Corp	85,000	1,390,361
Silicon Motion Technology Corp ADR	5,688	310,622
Sino-American Silicon Products Inc	103,000	362,598
Taiwan Semiconductor Manufacturing Co Ltd	3,962,000	131,311,456
United Microelectronics Corp	1,904,000	2,254,292
Vanguard International Semiconductor Corp	164,277	467,607
Win Semiconductors Corp (b)	69,000	214,598
Winbond Electronics Corp (b)	508,863	219,348
		160,888,185
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	514,000	573,338
Advantech Co Ltd	81,458	926,139
Asia Vital Components Co Ltd	53,000	886,198
Asustek Computer Inc	115,000	2,078,837
AURAS Technology Co Ltd	12,000	220,982
Catcher Technology Co Ltd	110,000	656,079
Chicony Electronics Co Ltd	107,000	492,075
Compal Electronics Inc	668,000	731,674
Getac Holdings Corp	65,000	232,330
Gigabyte Technology Co Ltd	86,000	645,755
HTC Corp (b)	122,000	215,732
Inventec Corp	520,000	761,247
King Slide Works Co Ltd	12,000	539,807
Lite-On Technology Corp	366,000	1,189,557
Micro-Star International Co Ltd	115,000	625,090
Pegatron Corp	332,000	959,311
Qisda Corp	281,000	294,429
Quanta Computer Inc	458,000	3,606,019
Wistron Corp	480,000	1,564,414
Wiwynn Corp	19,000	1,243,880
		18,442,893
TOTAL INFORMATION TECHNOLOGY		209,532,791

Materials - 0.1%
Chemicals - 0.1%
China Petrochemical Development Corp (b)	609,277	136,904
Formosa Chemicals & Fibre Corp	659,000	557,426
Formosa Plastics Corp	774,000	844,441
Nan Ya Plastics Corp	914,000	887,413
Taiwan Fertilizer Co Ltd	119,000	187,349
		2,613,533
Construction Materials - 0.0%
Asia Cement Corp	413,000	510,643
TCC Group Holdings Co Ltd	1,139,600	1,093,881
		1,604,524
Metals & Mining - 0.0%
China Steel Corp	2,089,000	1,269,621
TA Chen Stainless Pipe	335,350	344,501
Tung Ho Steel Enterprise Corp	76,300	156,648
		1,770,770
Paper & Forest Products - 0.0%
YFY Inc	209,000	188,487
TOTAL MATERIALS		6,177,314

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Highwealth Construction Corp	281,643	361,094
Ruentex Development Co Ltd	293,658	371,945
		733,039
TOTAL TAIWAN		271,465,539
THAILAND - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	617,650	213,047
True Corp PCL depository receipt (b)	2,183,649	753,209
		966,256
Media - 0.0%
VGI PCL warrants (b)	116,340	273
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	18,600	155,870
Advanced Info Service PCL depository receipt	157,600	1,320,709
Intouch Holdings PCL	45,100	129,522
Intouch Holdings PCL depository receipt	106,000	304,420
		1,910,521
TOTAL COMMUNICATION SERVICES		2,877,050

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Sri Trang Agro-Industry PCL depository receipt	146,500	67,694
Broadline Retail - 0.0%
Central Retail Corp Pcl	176,708	172,730
Central Retail Corp Pcl depository receipt	293,100	286,501
		459,231
Hotels, Restaurants & Leisure - 0.0%
Asset World Corp PCL depository receipt	1,207,900	112,461
Central Plaza Hotel PCL depository receipt	75,600	63,044
Minor International PCL	205,756	145,574
Minor International PCL depository receipt	262,248	185,542
		506,621
Specialty Retail - 0.0%
Home Product Center PCL	164,700	42,410
Home Product Center PCL depository receipt	481,300	123,934
PTT Oil & Retail Business PCL depository receipt	472,500	161,634
Siam Global House PCL depository receipt	412,276	121,265
		449,243
TOTAL CONSUMER DISCRETIONARY		1,482,789

Consumer Staples - 0.1%
Beverages - 0.0%
Carabao Group PCL	8,100	16,850
Carabao Group PCL depository receipt	71,600	148,941
Osotspa PCL	72,200	34,513
Osotspa PCL depository receipt	152,600	72,945
Thai Beverage PCL	1,412,900	555,461
		828,710
Consumer Staples Distribution & Retail - 0.1%
Berli Jucker PCL	39,000	25,624
Berli Jucker PCL depository receipt	137,800	90,537
CP ALL PCL	163,000	250,161
CP ALL PCL depository receipt	563,400	864,666
		1,230,988
Food Products - 0.0%
Charoen Pokphand Foods PCL	251,200	163,173
Charoen Pokphand Foods PCL depository receipt	279,900	181,817
Thai Union Group PCL	86,400	30,581
Thai Union Group PCL depository receipt	268,200	94,928
		470,499
TOTAL CONSUMER STAPLES		2,530,197

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Banpu PCL depository receipt	650,300	95,791
IRPC PCL	672,700	22,428
IRPC PCL depository receipt	758,800	25,299
PTT Exploration & Production PCL	82,500	309,638
PTT Exploration & Production PCL depository receipt	150,300	564,105
PTT PCL	317,500	295,296
PTT PCL depository receipt	1,093,900	1,017,402
Thai Oil PCL	62,275	47,737
Thai Oil PCL depository receipt	80,777	61,920
		2,439,616
Financials - 0.1%
Banks - 0.1%
Bangkok Bank PCL	11,400	51,863
Bangkok Bank PCL depository receipt	83,500	379,877
Kasikornbank PCL	46,900	222,282
Kasikornbank PCL depository receipt	144,300	683,910
Kiatnakin Phatra Bank PCL	51,800	79,626
Kiatnakin Phatra Bank PCL warrants 3/17/2026 (b)	4,316	158
Krung Thai Bank PCL	166,000	112,237
Krung Thai Bank PCL depository receipt	412,500	278,903
SCB X PCL	38,250	141,293
SCB X PCL depository receipt	100,600	371,609
Thanachart Capital PCL	28,000	40,948
Thanachart Capital PCL depository receipt	54,200	79,691
Tisco Financial Group PCL	8,600	25,315
Tisco Financial Group PCL depository receipt	55,100	162,196
TMBThanachart Bank PCL	1,455,487	85,100
TMBThanachart Bank PCL depository receipt	6,304,271	368,603
		3,083,611
Consumer Finance - 0.0%
Bangkok Commercial Asset Management PCL	59,300	10,050
Bangkok Commercial Asset Management PCL depository receipt	248,500	42,115
JMT Network Services PCL depository receipt	118,200	51,010
Krungthai Card PCL	54,000	80,827
Krungthai Card PCL depository receipt	126,100	188,745
Muangthai Capital PCL	29,100	37,457
Muangthai Capital PCL depository receipt	89,000	114,558
Ngern Tid Lor PCL depository receipt	278,510	136,057
Srisawad Corp PCL	29,260	31,825
Srisawad Corp PCL depository receipt	99,750	108,464
		801,108
Insurance - 0.0%
Thai Life Insurance PCL	318,800	98,766
Thai Life Insurance PCL depository receipt	161,000	49,878
		148,644
TOTAL FINANCIALS		4,033,363

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Chain Hospital PCL depository receipt	172,600	72,555
Bangkok Dusit Medical Services PCL	172,600	119,827
Bangkok Dusit Medical Services PCL depository receipt	622,400	432,102
Bumrungrad Hospital Pcl	19,000	100,882
Bumrungrad Hospital Pcl depository receipt	43,300	229,904
Chularat Hospital PCL depository receipt	971,000	62,585
		1,017,855
Industrials - 0.0%
Ground Transportation - 0.0%
BTS Group Holdings PCL (b)	383,533	69,337
BTS Group Holdings PCL depository receipt (b)	885,022	160,321
		229,658
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	327,600	533,691
Airports of Thailand PCL depository receipt	379,100	617,589
Bangkok Expressway & Metro PCL	573,400	114,207
Bangkok Expressway & Metro PCL depository receipt	626,200	124,724
		1,390,211
TOTAL INDUSTRIALS		1,619,869

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL	274,000	1,013,673
Delta Electronics Thailand PCL depository receipt	484,500	1,792,426
Hana Microelectronics PCL depository receipt	120,700	83,563
KCE Electronics PCL depository receipt	83,800	54,103
		2,943,765
Materials - 0.0%
Chemicals - 0.0%
Indorama Ventures PCL depository receipt	323,300	219,048
PTT Global Chemical PCL depository receipt	260,800	165,101
		384,149
Construction Materials - 0.0%
Siam Cement PCL/The	2,600	11,803
Siam Cement PCL/The depository receipt	45,200	205,191
		216,994
Containers & Packaging - 0.0%
SCG Packaging PCL depository receipt	176,900	86,018
TOTAL MATERIALS		687,161

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	77,400	120,847
Central Pattana PCL depository receipt	135,100	210,937
Land & Houses PCL	205,900	27,952
Land & Houses PCL depository receipt	495,300	67,239
WHA Corp PCL	369,000	51,771
WHA Corp PCL depository receipt	880,600	123,549
		602,295
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
B Grimm Power PCL	11,600	5,187
B Grimm Power PCL depository receipt	215,600	96,410
Electricity Generating PCL depository receipt	33,800	111,397
Energy Absolute PCL	252,600	22,935
Energy Absolute PCL depository receipt	665,200	60,396
Energy Absolute PCL warrants (b)	42,100	708
Energy Absolute PCL warrants 12/31/2028 (b)	54,733	921
Global Power Synergy PCL	44,294	40,030
Global Power Synergy PCL depository receipt	72,000	65,070
Gulf Energy Development PCL	266,700	453,447
Gulf Energy Development PCL depository receipt	677,400	1,151,727
Ratch Group PCL depository receipt	80,500	67,706
		2,075,934
TOTAL THAILAND		22,309,894
TURKEY - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	193,739	584,267
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
EGE Endustri VE Ticaret AS	170	44,913
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	11,577	300,202
Tofas Turk Otomobil Fabrikasi AS	20,963	130,122
		430,324
Household Durables - 0.0%
Arcelik AS (b)	35,747	126,652
Specialty Retail - 0.0%
Dogan Sirketler Grubu Holding AS	194,843	73,871
Textiles, Apparel & Luxury Goods - 0.0%
Aksa (Akrilik Kimya Sanayi)	227,676	73,297
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)(e)	43,790	86,798
		160,095
TOTAL CONSUMER DISCRETIONARY		835,855

Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	31,972	143,960
Coca-Cola Icecek AS	139,123	221,423
		365,383
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	72,811	1,117,193
Migros Ticaret AS	15,952	260,339
Sok Marketler Ticaret AS	43,806	47,539
		1,425,071
Food Products - 0.0%
Kayseri Seker Fabrikasi AS (b)	41,170	20,720
Ulker Biskuvi Sanayi AS (b)	27,753	93,374
		114,094
TOTAL CONSUMER STAPLES		1,904,548

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	150,812	594,072
Financials - 0.1%
Banks - 0.1%
Akbank TAS	496,533	898,311
Haci Omer Sabanci Holding AS	225,043	627,190
Turkiye Is Bankasi AS Class C	1,360,488	537,436
Yapi ve Kredi Bankasi AS	540,058	462,838
		2,525,775
Capital Markets - 0.0%
Is Yatirim Menkul Degerler AS	77,783	96,997
Financial Services - 0.0%
Borusan Yatirim ve Pazarlama AS	968	48,663
Turkiye Sinai Kalkinma Bankasi AS (b)	202,086	76,730
		125,393
Insurance - 0.0%
Anadolu Anonim Turk Sigorta Sirketi (b)	27,432	84,565
Turkiye Sigorta AS	145,158	72,649
		157,214
TOTAL FINANCIALS		2,905,379

Health Care - 0.0%
Health Care Providers & Services - 0.0%
MLP Saglik Hizmetleri AS (b)(d)(e)	9,201	100,621
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	196,657	486,633
Building Products - 0.0%
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS	30,391	28,843
Construction & Engineering - 0.0%
Enka Insaat ve Sanayi AS	297,240	403,836
Kontrolmatik Enerji Ve Muhendislik AS	40,374	40,390
Tekfen Holding AS (b)	31,554	56,118
		500,344
Electrical Equipment - 0.0%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	40,015	131,280
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	39,711	40,990
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,176	38,254
		210,524
Ground Transportation - 0.0%
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS	21,086	40,295
Industrial Conglomerates - 0.1%
AG Anadolu Grubu Holding AS Class A	19,210	161,176
Alarko Holding AS	32,206	77,314
Bera Holding AS (b)	78,276	37,320
KOC Holding AS	208,381	987,107
Turkiye Sise ve Cam Fabrikalari AS	209,274	221,971
		1,484,888
Machinery - 0.0%
Otokar Otomotiv Ve Savunma Sanayi A.S.	6,133	70,449
Turk Traktor ve Ziraat Makineleri AS	3,433	65,604
		136,053
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	35,293	230,887
Turk Hava Yollari AO (b)	116,634	1,031,462
		1,262,349
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS (b)	32,960	255,393
TOTAL INDUSTRIALS		4,405,322

Information Technology - 0.0%
Software - 0.0%
MIA Teknoloji AS (b)	49,753	51,578
Technology Hardware, Storage & Peripherals - 0.0%
Reeder Teknoloji Sanayi VE Ticaret AS	36,959	13,971
TOTAL INFORMATION TECHNOLOGY		65,549

Materials - 0.0%
Chemicals - 0.0%
Hektas Ticaret TAS (b)	669,012	67,377
Petkim Petrokimya Holding AS (b)	200,116	97,643
Politeknik Metal Sanayi ve Ticaret AS (b)	112	21,184
Sasa Polyester Sanayi AS	1,814,721	185,293
		371,497
Construction Materials - 0.0%
Nuh Cimento Sanayi AS	11,412	88,108
Oyak Cimento Fabrikalari AS	192,946	130,586
		218,694
Metals & Mining - 0.0%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (b)	5,728	63,000
Eregli Demir ve Celik Fabrikalari TAS	590,778	369,842
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (b)	126,722	96,512
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	23,901	46,341
Turk Altin Isletmeleri AS (b)	162,477	102,350
		678,045
TOTAL MATERIALS		1,268,236

Real Estate - 0.0%
Residential REITs - 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	350,072	149,130
Utilities - 0.0%
Electric Utilities - 0.0%
Enerjisa Enerji AS (d)(e)	42,127	72,043
Independent Power and Renewable Electricity Producers - 0.0%
Aksa Enerji Uretim AS	35,272	40,442
TOTAL UTILITIES		112,485

TOTAL TURKEY		12,925,464
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	574,184	2,673,132
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	448,741	287,101
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	480,397	470,843
TOTAL CONSUMER DISCRETIONARY		757,944

Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	485,214	1,582,571
Abu Dhabi Islamic Bank PJSC	240,851	1,022,931
Dubai Islamic Bank PJSC	481,033	1,008,414
Emirates NBD Bank PJSC	405,776	2,303,380
First Abu Dhabi Bank PJSC	724,422	2,867,670
		8,784,966
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Modon Holding PSC (b)	548,189	508,930
Multiply Group PJSC (b)	537,747	308,911
		817,841
Passenger Airlines - 0.0%
Air Arabia PJSC	373,316	314,057
Transportation Infrastructure - 0.0%
Salik Co PJSC	300,654	396,992
TOTAL INDUSTRIALS		1,528,890

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	621,737	1,294,915
Emaar Development PJSC	132,171	473,189
Emaar Properties PJSC	1,013,572	3,725,303
		5,493,407
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	1,458,523	1,016,545
TOTAL UNITED ARAB EMIRATES		20,254,884
UNITED KINGDOM - 7.1%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.0%
BT Group PLC	928,406	1,633,454
Interactive Media & Services - 0.1%
Auto Trader Group PLC (d)(e)	146,583	1,427,698
Rightmove PLC	127,884	1,061,423
		2,489,121
Media - 0.1%
Informa PLC	218,500	2,347,235
ITV PLC	563,001	517,615
WPP PLC	178,131	1,693,341
		4,558,191
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	3,638,763	3,100,029
TOTAL COMMUNICATION SERVICES		11,780,795

Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
B&M European Value Retail SA	158,217	635,797
Next PLC	19,118	2,359,063
		2,994,860
Distributors - 0.0%
Inchcape PLC	68,478	573,115
Diversified Consumer Services - 0.0%
Pearson PLC	109,744	1,820,739
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	278,456	9,594,032
Entain PLC	103,709	908,866
InterContinental Hotels Group PLC	26,041	3,472,343
Whitbread PLC	29,267	1,020,786
		14,996,027
Household Durables - 0.1%
Barratt Redrow PLC	224,073	1,265,507
Bellway PLC	19,042	619,059
Berkeley Group Holdings PLC	16,946	810,779
Persimmon PLC	52,007	816,361
Taylor Wimpey PLC	577,350	855,055
		4,366,761
Leisure Products - 0.0%
Games Workshop Group PLC	5,343	964,569
Specialty Retail - 0.0%
JD Sports Fashion PLC	412,296	455,587
Kingfisher PLC	297,917	905,080
		1,360,667
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC	58,795	859,307
TOTAL CONSUMER DISCRETIONARY		27,936,045

Consumer Staples - 1.5%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	34,081	2,677,063
Diageo PLC	365,790	10,897,047
		13,574,110
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	276,669	872,699
Marks & Spencer Group PLC	335,554	1,390,068
Ocado Group PLC (b)	99,252	372,018
Tesco PLC	1,117,122	5,141,435
		7,776,220
Food Products - 0.0%
Associated British Foods PLC	51,698	1,219,189
Tate & Lyle PLC	63,783	519,980
		1,739,169
Household Products - 0.1%
Reckitt Benckiser Group PLC	113,640	7,514,874
Personal Care Products - 0.5%
Unilever PLC	407,082	23,316,454
Tobacco - 0.4%
British American Tobacco PLC	327,003	12,974,162
Imperial Brands PLC	129,074	4,353,364
		17,327,526
TOTAL CONSUMER STAPLES		71,248,353

Energy - 0.0%
Energy Equipment & Services - 0.0%
Subsea 7 SA	38,773	641,609
Financials - 2.0%
Banks - 1.2%
Barclays PLC	2,377,910	8,715,034
HSBC Holdings PLC	2,968,114	30,999,347
Lloyds Banking Group PLC	9,971,990	7,667,124
NatWest Group PLC	1,070,535	5,707,728
Standard Chartered PLC	329,026	4,425,243
		57,514,476
Capital Markets - 0.5%
3i Group PLC	159,963	7,685,161
abrdn plc	297,134	570,124
Hargreaves Lansdown PLC	56,129	767,278
IG Group Holdings PLC	58,704	741,700
Intermediate Capital Group PLC	48,067	1,412,479
London Stock Exchange Group PLC	75,945	11,301,227
Man Group Plc/Jersey	196,971	524,594
Schroders PLC	149,727	657,189
St James's Place PLC	88,774	1,160,147
		24,819,899
Financial Services - 0.1%
M&G PLC	354,265	915,843
Wise PLC Class A (b)	108,988	1,505,395
		2,421,238
Insurance - 0.2%
Admiral Group PLC	43,711	1,464,952
Aviva PLC	438,038	2,791,654
Beazley PLC	104,762	1,088,515
Hiscox Ltd	54,969	744,946
Legal & General Group PLC	971,422	2,918,422
Phoenix Group Holdings PLC	132,870	860,795
		9,869,284
TOTAL FINANCIALS		94,624,897

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
ConvaTec Group PLC (d)(e)	263,496	806,970
Smith & Nephew PLC	142,923	1,812,426
		2,619,396
Pharmaceuticals - 0.8%
Astrazeneca PLC	254,710	35,755,078
TOTAL HEALTH CARE		38,374,474

Industrials - 1.2%
Aerospace & Defense - 0.4%
BAE Systems PLC	496,524	7,505,575
Melrose Industries PLC	199,795	1,519,055
Rolls-Royce Holdings PLC (b)	1,397,184	10,417,619
		19,442,249
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	412,411	2,019,803
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	438,500	2,208,152
DCC PLC	15,928	1,105,951
Smiths Group PLC	56,627	1,450,576
		4,764,679
Machinery - 0.1%
IMI PLC	43,376	1,082,092
Spirax Group PLC	11,890	1,193,398
Weir Group PLC/The	42,914	1,290,852
		3,566,342
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA	396,673	1,654,158
Professional Services - 0.4%
Intertek Group PLC	26,635	1,687,564
RELX PLC	305,803	15,185,102
		16,872,666
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	71,907	4,730,697
Bunzl PLC	55,147	2,357,631
Diploma PLC	21,769	1,228,648
Howden Joinery Group PLC	88,704	902,419
RS GROUP PLC	76,391	616,135
		9,835,530
TOTAL INDUSTRIALS		58,155,427

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	62,217	2,347,457
Spectris PLC	16,233	611,065
		2,958,522
Software - 0.0%
Sage Group PLC/The	165,299	2,762,783
TOTAL INFORMATION TECHNOLOGY		5,721,305

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	22,811	939,566
Johnson Matthey PLC	29,053	515,846
		1,455,412
Containers & Packaging - 0.1%
DS Smith PLC	225,315	1,627,319
TOTAL MATERIALS		3,082,731

Real Estate - 0.1%
Diversified REITs - 0.0%
British Land Co PLC/The	166,341	777,960
Land Securities Group PLC	119,798	868,945
		1,646,905
Industrial REITs - 0.1%
Segro PLC	223,097	1,984,458
Tritax Big Box REIT PLC	401,198	726,768
		2,711,226
Office REITs - 0.0%
Derwent London PLC	18,819	457,573
Residential REITs - 0.0%
UNITE Group PLC/The	69,351	736,920
TOTAL REAL ESTATE		5,552,624

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	181,748	3,661,411
Multi-Utilities - 0.2%
Centrica PLC	844,681	1,492,431
National Grid PLC	802,545	9,735,877
		11,228,308
Water Utilities - 0.1%
Severn Trent PLC	43,577	1,365,366
United Utilities Group PLC	112,889	1,426,368
		2,791,734
TOTAL UTILITIES		17,681,453

TOTAL UNITED KINGDOM		334,799,713
UNITED STATES - 6.5%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	24,120	13,231,026
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	362,832	4,878,922
Consumer Staples - 0.9%
Food Products - 0.8%
JBS S/A	112,300	681,019
Nestle SA	430,362	36,555,221
		37,236,240
Personal Care Products - 0.1%
Haleon PLC	1,265,286	5,897,771
TOTAL CONSUMER STAPLES		43,134,011

Energy - 1.0%
Energy Equipment & Services - 0.0%
Tenaris SA	71,852	1,357,945
Oil, Gas & Consumable Fuels - 1.0%
BP PLC	2,640,843	13,661,861
DHT Holdings Inc	23,379	264,650
Shell PLC	1,017,128	33,397,147
		47,323,658
TOTAL ENERGY		48,681,603

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	47,995	7,346,147
Health Care - 2.8%
Biotechnology - 0.3%
CSL Ltd	79,575	13,738,054
Legend Biotech Corp ADR (b)	13,402	510,616
		14,248,670
Health Care Equipment & Supplies - 0.2%
Alcon AG	82,103	7,547,256
Inmode Ltd (b)	12,650	217,706
		7,764,962
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	13,540	2,695,544
QIAGEN NV	35,845	1,595,076
		4,290,620
Pharmaceuticals - 2.2%
Bausch Health Cos Inc (b)	48,861	363,037
GSK PLC	681,239	11,866,909
Novartis AG	323,694	33,883,263
Roche Holding AG	115,505	36,311,536
Roche Holding AG	4,641	1,546,066
Sanofi SA	181,321	19,706,329
		103,677,140
TOTAL HEALTH CARE		129,981,392

Industrials - 0.9%
Building Products - 0.0%
Reliance Worldwide Corp Ltd	127,384	424,143
Commercial Services & Supplies - 0.2%
GFL Environmental Inc Subordinate Voting Shares	39,509	1,704,485
Waste Connections Inc	42,345	7,780,805
		9,485,290
Construction & Engineering - 0.0%
Ferrovial SE	80,719	3,466,749
Electrical Equipment - 0.5%
Schneider Electric SE	88,880	22,542,171
Professional Services - 0.2%
Experian PLC	151,147	7,445,453
TOTAL INDUSTRIALS		43,363,806

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	7,124	2,642,862
Monday.com Ltd (b)	6,186	1,580,276
Sinch AB (b)(d)(e)	110,796	235,924
		4,459,062
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	86,575	8,676,895
James Hardie Industries PLC depository receipt (b)	70,408	2,366,489
		11,043,384
TOTAL UNITED STATES		306,119,353
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	111,248	1,392,370
TOTAL COMMON STOCKS (Cost $3,933,587,751)		4,554,616,393

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	72,651	715,280
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Dr Ing hc F Porsche AG (d)(e)	14,756	939,503
Porsche Automobil Holding SE	24,899	984,029
Volkswagen AG	30,033	3,062,344
		4,985,876
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	25,838	2,257,462
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	4,131	1,199,939
TOTAL GERMANY		8,443,277
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	3,877	425,997
Hyundai Motor Co Series 2	6,310	715,730
		1,141,727
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	133,321	3,900,633
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	1,439	136,521
TOTAL KOREA (SOUTH)		5,178,881
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	841,000	0
Transneft PJSC (b)(f)	16,800	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	109,390	0
TOTAL RUSSIA		0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $20,120,891)		14,337,438

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $3,032,917)	4.46	3,040,000	3,033,901

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	104,659,750	104,680,682
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	10,567,436	10,568,493
TOTAL MONEY MARKET FUNDS (Cost $115,248,985)			115,249,175

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,071,990,544)	4,687,236,907
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	6,401,130
NET ASSETS - 100.0%	4,693,638,037

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	659	Mar 2025	78,107,975	1,796,938	1,796,938
ICE MSCI Emerging Markets Index Contracts (United States)	661	Mar 2025	36,037,720	9,685	9,685
TME S&P/TSX 60 Index Contracts (Canada)	47	Mar 2025	9,975,959	198,969	198,969

TOTAL FUTURES CONTRACTS					2,005,592
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $96,842,172 or 2.1% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,508,083 or 2.0% of net assets.

(f)	Level 3 security
(g)	Includes $896,321 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,033,902.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,644,210	135,398,145	145,361,673	966,297	-	-	104,680,682	104,659,750	0.2%
Fidelity Securities Lending Cash Central Fund	11,954,524	35,408,352	36,794,383	17,956	-	-	10,568,493	10,567,436	0.0%
Total	126,598,734	170,806,497	182,156,056	984,253	-	-	115,249,175	115,227,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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